SERVICE PROVIDERS
---------------------------------------------

INVESTMENT ADVISOR AND
ADMINISTRATOR
Investors Management Group
2203 Grand Avenue
Des Moines, Iowa 50312-5338

DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson & Oldfather
1900 First Bank Building
Lincoln, Nebraska 68508

INDEPENDENT AUDITORS
McGladrey & Pullen, LLP
400 Locust Street
Suite 640
Des Moines, IA 50309-2372

                                 [VINTAGE LOGO]

                       ---------------------------------

                                     ANNUAL

                                     REPORT

                                       TO

                                  SHAREHOLDERS

                                 MARCH 31, 1999

                               TABLE OF CONTENTS
                       ----------------------------------

                            Performance Reports and
                       Schedules of Portfolio Investments
                                    Page  5

                      Statements of Assets and Liabilities
                                    Page  42

                            Statements of Operations
                                    Page  46

                      Statements of Changes in Net Assets
                                    Page  48

                         Notes to Financial Statements
                                    Page  63

                              Financial Highlights
                                    Page  70

                         Report of Independent Auditors

MESSAGE FROM THE PRESIDENT                            VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

Dear Shareholders:

It was a year of recordbreaking performances in the operation of the Vintage Mutual Funds and in the financial markets with the Dow Jones Industrial Average topping the 10,000 mark for the first time in history on March 29, following a rather dramatic equity market correction in the third calendar quarter of 1998. Throughout these volatile market conditions, the Vintage Funds portfolio managers worked hard to effectively manage your invested funds.

A RECORDBREAKING OPERATING YEAR

This past fiscal year marked the first full year of combined operation for the Vintage Mutual Funds. Investors Management Group now provides advisory, accounting and administrative services to all Vintage Funds. During the year, we initiated new statement formats that we hope you find to be clear and concise.

We also developed a proprietary website presence for the Vintage Funds. When you visit us at www.vintagefunds.com, you will find a wide variety of helpful information. Whether you are looking for informative investment commentary, current performance information on each Vintage Fund or assistance in determining your personal risk profile and possible asset allocation target, preparing for retirement or even a college education, www.vintagefunds.com is the place to learn. We want to help you to become a fully informed investor.

A RECORDBREAKING INVESTMENT PERFORMANCE YEAR

Every one of the Vintage Variable Net Asset Value Funds ended the fiscal year with higher net assets than any previous reporting period. The explosive growth in the equity markets, combined with solid performance in the bond markets, propelled shareholder values upward. The Vintage Money Market Funds also enjoyed solid performance years, with each fund growing in asset size over previous periods. Several Vintage Funds also received recognition during the period from national services that evaluate mutual fund performance, reinforcing the superior performance standards that we have set internally for management of your assets.

As of March 31, 1999, the Vintage family of mutual funds had a record total of $1,300,539,498 invested in the ten Vintage Funds, an increase of over 16 percent above the comparable totals for the September 30, 1998 semi-annual report. We appreciate the confidence that each of you, as shareholders, place in our management efforts.

---------------------------------------------------------

The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC and are not deposits or obligations of, or guaranteed or endorsed by, AMCORE Financial Inc., or any of its subsidiaries including Investors Management Group. Investment products involve investment risk, including the possible loss of principal.

For more complete information on any of the Vintage Mutual Funds, including fees, expenses and sales charges, please call 1-800-438-6375 for a free prospectus. Please read it carefully before investing or sending money.

MESSAGE FROM THE PRESIDENT                            VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

We thank you for your continued confidence in us. We look forward to providing you with excellent investment management and serving your needs now and in the future. As always, if you would like a prospectus on any one or all of the Vintage Funds, have any questions or require any assistance, please don't hesitate to call us at 1-800-438-6375.

Sincerely,
[David W. Miles signature]

David W. Miles
President

MESSAGE FROM THE INVESTMENT ADVISOR                   VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

Dear Shareholders:

It has been yet another year of records and challenges for investors in both bonds and stocks. Events both domestic and international continue to set off alternating waves of concern and optimism in the markets.

Since the depths of last year's third quarter correction, the S&P 500 has returned 35 percent. The intense media focus on recent market records tells only half of the story. Equally as important is the continuing excellence of the domestic economy. Total gross domestic product has grown around 5 percent over the last six months -- excellent by any standards. Inflation and unemployment are each at 30-year lows -- joint levels never before seen at this stage of an expansion.

Growth over the last few quarters has been spectacular. This in spite of the drag caused by a flood of imports. The miracle that has been unfolding can broadly be seen as a continuously reinforcing virtuous circle. The confluence of constructive conditions include global secular disinflation, favorable demographics, cheaper capital, record levels of business investment capturing the fruits of the technological revolution, expanded free trade, balanced federal budgets, plentiful jobs, rising real wages, excellent monetary policy and low prices (we're back to where the circle began!).

Small wonder the markets have reacted so favorably. Alan Greenspan recently labeled the U.S. economy "the envy of the world". We agree. The performance of the U.S. economy in the last few quarters has only reinforced the constructive argument. Growth was 6 percent in last year's fourth quarter with upcoming data likely showing a similar, though slightly lower result for 1999's first quarter. All this was accomplished with 1998 year-end inflation just over 2 percent.

Looking ahead, analysts fear the climb in oil prices under rejuvenated OPEC quotas may jump-start inflation. Reported price increases in 1998, at a 30-year low of 1.6 percent, were below the so-called core rate of inflation (consumer prices without the volatile food and energy components). Now reported prices may exceed the core rate as oil climbs from $10 to $15 per barrel. With a core rate of 2.2 percent, reported prices could easily go to 2.5 percent.

Will a climb in oil prices end the reinforcing constructive cycle? We do not believe it will. Unlike the mid-1970s, any oil price climb is unlikely to ripple to other sectors for at least two reasons; the containment powers of low capacity utilization and probable economic slowing in the months ahead.

First, as already noted, capacity has been heavily influenced by the low cost of capital coupled with the tech revolution advantages. Business has added to capital at twice the rate of normal expansions and at a rate exceeding overall growth. This trend is likely to continue at least until favorable conditions abate -- an environment we do not currently anticipate.

Second, some overall slowing can be anticipated in the months ahead. One factor for stronger than average economic results over the past few quarters may be seasonal. It is no secret that consumer spending has led the way in overcoming restrictive recessionary global forces.

In near pattern predictability, spending has increased during the first quarter each of the past 4 years, due in part to ever more rapid tax refunds (tech revolution), growing bonuses (as compensation structures are revised throughout the labor force) and serendipitous refi activity (resulting from attractive mortgage rates). All of these contributors will likely abate over the next several quarters, easing their influence on upward inflation pressures.

MESSAGE FROM THE INVESTMENT ADVISOR                   VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

In closing, constructive market fundamentals seem firmly in place. Markets will always spurt ahead of themselves at times, requiring interim catch-up corrections. In our view, a virtuous circle of self-reinforcing conditions supports further advances perhaps well beyond a 10,000 Dow. 10,000 is just a number, one more than 9,999 and one less than 10,001. With the long lived and ongoing expansion, U.S. stocks and bonds still offer positive investment potential to the patient investor.

Sincerely,
Jay H. Evans signature
Jay H. Evans
Chief Investment Officer
Investors Management Group

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE VINTAGE MONEY MARKET FUNDS

The economy was strong, unemployment low and consumer confidence high throughout much of the year ended March 31, 1999. Inflationary pressures were predominantly under control, although increases in oil prices in the second half of the year create some level of concern over commodity price inflationary pressure as we move forward. International events are much less of a concern at present as many of the world's significant economies that were experiencing difficulties six months ago have improved.

Looking forward, we anticipate a strong domestic economy and fairly stable short-term interest rates as the Federal Reserve adopts an inflation "wait-and-see" attitude, likely leaving rates unchanged for the near term.

THE GOVERNMENT ASSETS FUND

Shorter-term interest rates are fairly valued as we complete the Government Assets Fund fiscal year relative to the balance of the yield curve. As a result, the Fund's weighted average maturity is neutral to its performance benchmark. We anticipate little rate intervention from the Federal Reserve during the next two quarters, likely leading to a benchmark-neutral maturity posture for those periods. Somewhat longer-term, we anticipate the Federal Reserve may look to higher rates to slow an expanding economy.

THE LIQUID ASSETS FUND

Invested in a variety of government guaranteed securities with shorter-term maturities, the Fund performed well over the course of the year ended March 31, 1999. The Fund focused on buying opportunities that presented themselves throughout the period to maximize investor yield. At the end of the period, the Fund's average maturity was neutral to industry averages. We anticipate that relationship to continue throughout the next two quarters.

THE MUNICIPAL ASSETS FUND

The Municipal Assets Fund continued to diversify holdings throughout the year ended March 31, 1999. Short-term municipals were fairly valued for the latter part of the Fund's fiscal year. The Fund's weighted average maturity was neutral to industry averages at year-end. The average credit quality of all holdings was AA or better. As a result, the Fund achieved its objective of producing a solid tax-free yield and liquidity for its investors without taking unnecessary risk.

---------------------------------------------------------

Although the Vintage Money Market Funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. The Vintage Money Market Funds are neither insured nor guaranteed by the U.S. Government.

VINTAGE MUTUAL FUNDS, Inc.
GOVERNMENT ASSETS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
U.S. GOVERNMENT AGENCY (86.15%):
Federal Agricultural Mortgage Corporation:
$10,000,000   4.90%**, 4/26/1999..............  $  9,966,667
Federal Home Loan Bank:
 10,000,000   4.88%**, 4/21/1999..............     9,973,444
Federal Home Loan Mortgage Corporation:
 10,000,000   4.77%**, 4/8/1999...............     9,990,939
 10,000,000   4.84%**, 5/5/1999...............     9,955,422
 10,000,000   4.88%**, 5/14/1999..............     9,943,264
 10,000,000   4.85%**, 5/28/1999..............     9,924,950
 10,000,000   4.91%**, 6/11/1999..............     9,905,728
 10,000,000   4.83%**, 7/1/1999...............     9,880,183
Federal National Mortgage Association:
 10,000,000   4.99%**, 4/15/1999..............     9,981,174
 10,000,000   4.81%**, 5/6/1999...............     9,954,403
 10,000,000   4.86%**, 5/11/1999..............     9,947,333
 10,000,000   4.86%**, 6/4/1999...............     9,915,556
 10,000,000   4.90%**, 6/14/1999..............     9,901,950
                                                ------------
              Total U.S. Government Agency....   129,241,013
                                                ------------

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
REPURCHASE AGREEMENTS (14.30%):
Bear Stearns:
$21,446,040   4.90%, 4/1/1999
              (Purchased on 3/31/99, proceeds
              at maturity $21,448,959;
              Collateralized by Govt.
              Agencies, 7/15/99-2/15/25,
              Market Value $22,116,048).......  $ 21,446,040
                                                ------------
              Total Investments in Securities
              (100.45%)
              (Cost -- $150,687,053)..........  $150,687,053
              Other Assets & Liabilities
              (-0.45%)........................      (680,929)
                                                ------------
              NET ASSETS (100.00%)............  $150,006,124
                                                ============

-------------------
**Effective yield at date of purchase.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
LIQUID ASSETS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
U.S. GOVERNMENT AGENCY (17.84%):
Federal Farm Credit Bank:
$ 5,000,000   5.01%**, 4/29/1999..............  $  4,981,178
  2,000,000   4.64%, 5/3/1999.................     1,999,368
  4,000,000   4.80%, 2/1/2000.................     3,998,055
Federal Home Loan Bank:
    300,000   6.98%, 7/26/1999................       301,767
  5,000,000   4.90%, 12/1/1999................     5,003,855
Federal Home Loan Mortgage Corporation:
  2,000,000   5.60%, 4/21/1999................     1,999,978
Federal National Mortgage Association:
    250,000   8.55%, 8/30/1999................       253,634
  4,500,000   7.68%, 11/22/1999...............     4,577,146
  1,140,000   4.78%, 11/30/1999...............     1,139,220
                                                ------------
              Total U.S. Government Agency....    24,254,201
                                                ------------
LOAN CERTIFICATES -- FMHA GUARANTEED LOAN
  CERTIFICATES (15.62%):
 21,231,211   5.35% to 6.25%*, 5/11/99 to
              12/19/34........................    21,231,211
                                                ------------
TRUST CERTIFICATES -- U.S. GOVT. GUARANTEED
  STUDENT LOANS (26.83%):
 36,500,000   5.25%***, 6/10/99 to 3/17/00....    36,500,000
                                                ------------
MUNICIPAL BONDS (1.12%)
Wisconsin (1.12%)
  1,525,000   Racine, WI UNI School Dist,
              5.55%, 10/15/1999...............     1,526,129
                                                ------------
COMMERCIAL PAPER (17.47%):
Bell South Telephone:
  2,000,000   4.85%**, 5/13/1999..............     1,988,777
Eagle Funding:
  1,168,000   4.91%**, 5/11/1999..............     1,161,706

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
COMMERCIAL PAPER (CONTINUED):
Enterprise Funding:
$ 3,200,000   4.93%**, 4/9/1999...............  $  3,196,516
Ford Motor Credit:
  1,998,000   4.84%**, 4/15/1999..............     1,994,278
GMAC:
  2,500,000   4.85%**, 4/20/1999..............     2,493,653
Merrill Lynch:
  2,000,000   4.86%**, 4/22/1999..............     1,994,365
Three Rivers Funding:
  2,030,000   4.89%**, 4/5/1999...............     2,028,902
Thunder Bay Funding:
  2,000,000   4.91%**, 4/15/1999..............     1,996,204
Triple A1 Funding:
  1,917,000   4.89%**, 4/5/1999...............     1,915,965
  3,000,000   4.91%**, 4/9/1999...............     2,996,747
Wood Street Funding:
  2,004,000   4.91%**, 4/13/1999..............     2,000,733
                                                ------------
              Total Commercial Paper..........    23,767,846
                                                ------------
CORPORATES (11.05%):
American General Financial:
  2,850,000   8.00%, 2/15/2000................     2,922,210
American Home Products:
  2,500,000   7.70%, 2/15/2000................     2,557,646
Merrill Lynch:
  2,000,000   8.25%, 11/15/1999...............     2,039,430
Tele-Communications Inc:
  1,000,000   7.25%, 6/15/1999................     1,003,713
  3,000,000   7.38%, 2/15/2000................     3,056,221

-------------------
  *Interest rate fluctuates with prime rate. Put option subject to no longer than 7-day settlement.
 **Effective yield at date of purchase.
***Interest rate fluctuates with 3-month U.S. Treasury bill rate. Put option subject to no longer than 7-day settlement.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
LIQUID ASSETS FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
CORPORATES (CONTINUED):
U.S. Leasing International:
$ 3,000,000   7.54%, 12/22/1999...............  $  3,053,211
Walt Disney Company:
    400,000   5.60%, 1/13/2000................       401,029
                                                ------------
              Total Corporates................    15,033,460
                                                ------------
REPURCHASE AGREEMENTS (10.74%):
Bear Stearns:
 14,613,372   4.96%, 4/1/1999, (Purchased on
              3/31/99, proceeds at maturity
              $14,615,385; Collateralized by
              $15,590,000 Government Agencies,
              market value $15,574,442).......    14,613,372
                                                ------------
              Total Investments in Securities
              (100.67%)
              (Cost -- $136,926,219)..........  $136,926,219
              Other Assets & Liabilities
              (-0.67%)........................      (907,296)
                                                ------------
              NET ASSETS (100.00%)............  $136,018,923
                                                ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL ASSETS FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
INDUSTRIAL DEVELOPMENT BONDS (2.97%):
Iowa (2.97%)
$   10,929   Iowa HFA (Gayman Project),
             4.17%**, 08/15/1999...............  $    10,929
   180,003   Iowa HFA (Starr-Terry Project),
             4.67%**, 05/15/2005...............      180,003
   888,673   Sioux City, IA (Handy
             Partnership),
             4.17%**, 09/15/2004...............      888,673
   264,497   Vinton, IA (Twin City Concrete),
             4.63%**, 06/15/2002...............      264,497
                                                 -----------
             Total Industrial Development
             Bonds.............................    1,344,102
                                                 ------------
VARIABLE RATE DEMAND OBLIGATIONS (53.70%):
Alabama (1.11%)
   500,000   North Alabama PCR DTN,
             3.10%*, 12/1/2000.................      500,000
                                                 ------------
Arizona (6.40%)
 1,500,000   Apache Co., AZ IDA 7-Day,
             3.05%**, 12/15/2018...............    1,500,000
 1,400,000   Phoenix, AZ IDR 7-Day,
             3.00%**, 10/15/2006...............    1,400,000
                                                 -----------
                                                   2,900,000
                                                 ------------
Delaware (3.76%)
 1,700,000   Delaware St Econ Dev 7-Day,
             3.20%**, 10/01/2028...............    1,700,000
                                                 ------------
Florida (5.30%)
 1,400,000   Alachua Co., FL Health Fac 7-Day,
             3.05%**, 12/1/2026................    1,400,000
 1,000,000   St. Lucie Co., FL PCR DTN,
             3.10%*, 01/01/2026................    1,000,000
                                                 -----------
                                                   2,400,000
                                                 ------------
Illinois (3.76%)
   300,000   Chicago, IL G.O. 7-Day,
             3.00%**, 1/1/2012.................      300,000
   200,000   Illinois Educational Fac Auth
             7-Day,
             3.05%**, 5/1/2019.................      200,000
   300,000   Illinois Health Fac Auth Rev
             7-Day,
             3.00%**, 4/1/2032.................      300,000

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED):
$  500,000   Lake Co., IL Solid Waste 7-Day,
             3.15%**, 4/1/2021.................  $   500,000
   400,000   McCook, IL St. Andrew Rev 7-Day,
             3.10%**, 12/1/2021................      400,000
                                                 -----------
                                                   1,700,000
                                                 ------------
Iowa (0.88%)
   400,000   Iowa Finance Auth Rev 7-Day,
             3.08%**, 8/15/2024................      400,000
                                                 ------------
Kentucky (3.09%)
 1,400,000   Kentucky Dev Finance 7-Day,
             3.10%**, 12/1/2015................    1,400,000
                                                 ------------
Michigan (3.76%)
 1,200,000   Michigan St HFA (St. Mary's)
             7-Day,
             3.00%**, 7/1/2017.................    1,200,000
   500,000   Michigan St HFA (Mt. Clemens)
             7-Day, 2.95%**, 8/15/2015.........      500,000
                                                 -----------
                                                   1,700,000
                                                 ------------
Minnesota (0.88%)
   400,000   Duluth, MN Tax Rev 7-Day,
             3.00%**, 9/1/2010.................      400,000
                                                 ------------
Missouri (3.31%)
 1,500,000   Missouri Higher Ed Loan Fac 7-Day,
             3.10%**, 6/1/2017.................    1,500,000
                                                 ------------
New York (4.42%)
   200,000   New York St. Energy R&D Auth DTN,
             3.20%*, 12/1/2025.................      200,000
 1,100,000   New York State Dorm Auth 7-Day,
             3.05%**, 2/15/2007................    1,100,000
   300,000   New York, NY G.O. Ser A4 DTN,
             3.10%*, 8/1/2022..................      300,000
   400,000   New York, NY G.O. Ser B4 DTN,
             3.15%*, 8/15/2021.................      400,000
                                                 -----------
                                                   2,000,000
                                                 ------------

-------------------
  *Variable rate, put option subject to next business day settlement. **Variable rate, put option subject to no longer than 7-day settlement.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL ASSETS FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED):
North Carolina (1.99%)
$  900,000   North Carolina Medical Care 7-Day,
             3.10%**, 10/1/2023................  $   900,000
                                                 ------------
Pennsylvania (1.11%)
   500,000   Bucks Co., PA IDA 7-Day,
             3.05%**, 7/1/2015.................      500,000
                                                 ------------
Tennessee (1.77%)
   500,000   Metro Govt Nashville, TN 7-Day,
             3.05%**, 6/1/2015.................      500,000
   300,000   Sullivan Co., TN IDR (Mead) DTN,
             3.05%*, 10/1/2016.................      300,000
                                                 -----------
                                                     800,000
                                                 ------------
Texas (7.96%)
   400,000   Grapevine, TX IDR Ser A1 DTN,
             3.10%*, 12/1/2024.................      400,000
   100,000   Grapevine, TX IDR Ser B3 DTN,
             3.10%*, 12/1/2024.................      100,000
   500,000   Grapevine, TX IDR Ser B4 DTN,
             3.10%*, 12/1/2024.................      500,000
   900,000   Harris Co., TX Ser 88A 7-Day,
             3.20%**, 6/1/2005.................      900,000
 1,000,000   Hunt Co., TX Industrial Dev 7-Day,
             3.05%**, 10/1/2002................    1,000,000
   100,000   Lone Star, TX Airport Ser A3 DTN,
             3.10%*, 12/1/2014.................      100,000
   100,000   Lone Star, TX Airport Ser A5 DTN,
             3.10%*, 12/1/2014.................      100,000
   500,000   Lone Star, TX Airport Ser B5 DTN,
             3.10%*, 12/1/2014.................      500,000
                                                 -----------
                                                   3,600,000
                                                 ------------
Utah (1.99%)
   900,000   Salt Lake City, UT Rev 7-Day,
             3.05%**, 1/1/2020.................      900,000
                                                 ------------

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
VARIABLE RATE DEMAND OBLIGATIONS (CONTINUED):
Washington (2.21%)
$  400,000   Port of Vancouver, WA, Series 84A
             7-Day, 3.00%**, 12/1/2009.........  $   400,000
   600,000   Washington State Health Fac DTN,
             3.10%*, 2/15/2027.................      600,000
                                                 -----------
                                                   1,000,000
                                                 ------------
             Total Variable Rate Demand
             Obligations.......................   24,300,000
                                                 ------------
MUNICIPAL BONDS (42.18%):
Arizona (0.89%)
   200,000   Maricopa Co., AZ School Dist,
             6.50%, 7/1/1999...................      201,384
   100,000   Phoenix, AZ Water System Rev,
             4.40%, 7/1/1999...................      100,194
   100,000   Tempe, AZ,
             8.00%, 7/1/1999...................      101,073
                                                 -----------
                                                     402,651
                                                 ------------
Connecticut (0.67%)
   100,000   Connecticut State Health &
             Education,
             3.20%, 7/1/1999...................      100,000
   195,000   Connecticut State Series C,
             5.70%, 11/15/1999.................      197,951
                                                 -----------
                                                     297,951
                                                 ------------
District of Columbia (1.13%)
   500,000   District of Columbia Series A,
             7.50%, 6/1/1999...................      512,855
                                                 ------------
Florida (2.36%)
   250,000   Florida State Board of Education,
             4.40%, 6/1/1999...................      250,471
   100,000   Florida State Board of Education,
             7.00%, 6/1/1999...................      100,618

-------------------
  *Variable rate, put option subject to next business day settlement. **Variable rate, put option subject to no longer than 7-day settlement.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL ASSETS FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
$  200,000   Hillsborough Co., FL Util Rev.,
             3.20%***, 8/1/1999................  $   197,870
   500,000   Orlando, FL Utilities Comm,
             7.00%, 10/1/1999..................      519,156
                                                 -----------
                                                   1,068,115
                                                 ------------
Georgia (0.89%)
   400,000   Georgia State, Gas Series B,
             8.00%, 7/1/1999...................      404,240
                                                 ------------
Illinois (5.92%)
   300,000   Bartlett, IL Park Dist,
             4.20%, 12/15/1999.................      301,921
   345,000   Cook Co., IL HSD #203,
             4.375%, 12/1/1999.................      347,525
   200,000   Du Page Co., IL Forest Preserve,
             4.00%, 10/1/1999..................      200,586
   200,000   Illinois State Sales Tax Rev,
             3.20%***, 6/15/1999...............      198,679
   100,000   Illinois State Sales Tax Rev,
             3.75%***, 6/15/1999...............       99,245
   100,000   Illinois State Sales Tax Rev,
             6.20%, 6/15/1999..................      100,479
   225,000   Itasca, IL G.O.,
             4.125%, 12/15/1999................      226,312
   595,000   Central Lake County, IL Water
             G.O.,
             3.30%, 2/1/2000...................      595,000
   605,000   Lake Co., IL CSD,
             4.125%, 2/1/2000..................      608,941
                                                 -----------
                                                   2,678,688
                                                 ------------
Indiana (1.10%)
   150,000   Allen Co., IN Jail Bldg Corp,
             3.70%, 10/1/1999..................      150,073
   245,000   Kokomo Center Twp School, IN,
             3.60%, 7/15/1999..................      245,241
   100,000   Purdue University, IN,
             4.65%, 7/1/1999...................      100,230
                                                 -----------
                                                     495,544
                                                 ------------

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
Iowa (1.00%)
$  100,000   Boone, IA Water Rev,
             4.60%, 6/1/1999...................  $   100,238
   150,000   Burlington, IA Sewer Rev,
             3.80%, 6/1/1999...................      150,156
   200,000   Mason City, IA CSD,
             4.20%, 6/1/1999...................      200,343
                                                 -----------
                                                     450,737
                                                 ------------
Kentucky (5.02%)
   470,000   Jefferson Co., KY Refunding Ser A,
             4.00%, 12/1/1999..................      472,229
   750,000   Lexington-Fayette Urban Co., KY,
             7.00%, 12/1/1999..................      790,630
   860,000   Louisville, KY Refunding Series A,
             3.125%, 12/1/1999.................      859,282
   150,000   Northern Kentucky University,
             3.90%, 12/1/1999..................      150,684
                                                 -----------
                                                   2,272,825
                                                 ------------
Maine (0.56%)
   250,000   Maine State Highway,
             4.90%, 9/1/99.....................      251,684
                                                 ------------
Massachusetts (0.30%)
   135,000   Southborough, MA,
             6.50%, 11/15/1999.................      137,640
                                                 ------------
Michigan (2.52%)
   135,000   Chippewa Co., MI Building Auth,
             4.25%, 11/1/1999..................      135,734
   300,000   Kent Hospital Finance Auth, MI,
             7.00%, 7/1/1999...................      308,274
   150,000   Michigan State Trunk Line,
             6.00%, 8/15/1999..................      151,172
   175,000   No. Huron, MI Public Schools,
             4.50%, 5/1/1999...................      175,081
   370,000   Ottawa Co., MI, Water Supply,
             3.70%, 8/1/1999...................      369,876
                                                 -----------
                                                   1,140,137
                                                 ------------

-------------------
***Effective yield at date of purchase.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL ASSETS FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
Minnesota (2.56%)
$  250,000   Minneapolis, MN Health Fac,
             4.00%, 5/1/1999...................  $   250,000
   450,000   Minneapolis, MN,
             5.50%, 12/1/1999..................      456,299
   250,000   Minnesota Agriculture & Econ Dev,
             3.40%, 12/1/1999..................      250,000
   100,000   Richfield, MN ISD #280,
             3.30%, 1/25/2000..................       99,839
   100,000   So. Washington Co., MN ISD #833,
             6.50%, 6/1/1999...................      100,404
                                                 -----------
                                                   1,156,542
                                                 ------------
Missouri (1.11%)
   250,000   O'Fallon, MO Public Facility Auth,
             3.60%, 9/1/1999...................      250,000
   250,000   O'Fallon, MO Public Facility Auth,
             3.60%, 9/1/1999...................      250,000
                                                 -----------
                                                     500,000
                                                 ------------
Nevada (0.67%)
   150,000   Clark Co., NV Impr & Ref,
             5.80%, 10/1/1999..................      151,851
   150,000   Nevada State Colorado River Comm,
             6.00%, 10/1/1999..................      152,026
                                                 -----------
                                                     303,877
                                                 ------------
New Hampshire (1.14%)
   500,000   New Hampshire Mun Bond Bank,
             6.80%, 7/15/1999..................      515,091
                                                 ------------
New Jersey (0.67%)
   300,000   Secaucus, NJ,
             4.85%, 10/15/1999.................      302,505
                                                 ------------

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
New York (0.85%)
$  100,000   New York State Environmental Fac,
             5.60%, 6/15/1999..................  $   100,493
   185,000   New York, NY Capital Appreciation,
             3.33%***, 8/1/1999................      182,970
   100,000   New York, NY Mun Water Fin Auth,
             7.20%, 6/15/1999..................      100,658
                                                 -----------
                                                     384,121
                                                 ------------
Ohio (0.22%)
   100,000   Cleveland Heights, OH Pension
             Fund,
             3.05%, 12/1/1999..................       99,849
                                                 ------------
Oklahoma (0.44%)
   200,000   University of Oklahoma,
             7.30%, 5/1/1999...................      200,710
                                                 ------------
Oregon (0.44%)
   200,000   Multnomah Co., OR SD #1J,
             4.35%, 6/1/1999...................      200,328
                                                 ------------
Pennsylvania (0.22%)
   100,000   Pennsylvania State 2nd Series,
             5.30%, 7/1/1999...................      100,388
                                                 ------------
South Carolina (0.66%)
   115,000   Grand Strand Water & Sewer, SC,
             7.00%, 6/1/1999...................      115,639
   185,000   Greenville, SC Parking Fac,
             3.85%, 6/1/1999...................      185,209
                                                 -----------
                                                     300,848
                                                 ------------
Tennessee (0.23%)
   105,000   Cumberland Co., TN,
             4.75%, 6/1/1999...................      105,276
                                                 ------------
Texas (1.91%)
   300,000   Austin, TX Refunding Ser B,
             7.00%, 9/1/1999...................      304,749
   115,000   Caldwell, TX Waterworks System,
             3.35%, 10/1/1999..................      115,054

-------------------
***Effective yield at date of purchase.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL ASSETS FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
$  140,000   Laredo, TX Refunding,
             4.00%, 8/15/1999..................  $   140,333
   100,000   North Texas Mun Water Dist,
             6.00%, 9/1/1999...................      101,061
   200,000   Yselta, TX ISD,
             7.00%, 8/15/1999..................      202,402
                                                 -----------
                                                     863,599
                                                 ------------
Virginia (0.34%)
   150,000   SE Public Service Auth, VA,
             7.00%, 7/1/1999...................      154,317
                                                 ------------
Washington (3.46%)
   150,000   Seattle, WA Drain Util Rev,
             7.00%, 12/1/1999..................      156,587
   100,000   Washington State Public Power
             Dist,
             7.20%, 7/1/1999...................      100,852
   500,000   Washington State Public Power
             Dist,
             7.25%, 7/1/1999...................      514,283
   325,000   Washington State Public Power
             Dist,
             7.25%, 7/1/1999...................      334,334
   250,000   Washington State Public Power
             Dist,
             7.50%, 7/1/1999...................      257,262
   200,000   Washington State Refunding,
             6.00%, 9/1/1999...................      201,870
                                                 -----------
                                                   1,565,188
                                                 ------------
West Virginia (0.59%)
   130,000   West Virginia State Bd of Regents,
             7.25%, 4/1/1999...................      130,000
   135,000   West Virginia State Parkways,
             7.125%, 7/1/1999..................      138,836
                                                 -----------
                                                     268,836
                                                 ------------

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
Wisconsin (3.20%)
$  355,000   Darlington, WI CSD,
             4.625%, 3/1/2000..................  $   359,035
   280,000   Madison, WI Metro School Dist,
             3.40%, 12/1/1999..................      280,000
   200,000   Menomonee Falls, WI,
             4.20%, 9/1/1999...................      200,447
   200,000   Milwaukee Co., WI Series A,
             5.10%, 9/1/1999...................      201,386
   400,000   Muskego, WI Promissory Notes,
             5.40%, 3/1/2000...................      407,484
                                                 -----------
                                                   1,448,352
                                                 ------------
Wyoming (1.11%)
   500,000   Teton Co., WY School Dist #1,
             3.85%, 12/1/1999..................      501,935
                                                 -----------
             Total Municipal Bonds.............   19,084,829
                                                 ------------
             Total Investments in Securities
             (98.85%)
             (Cost -- $44,728,931).............  $44,728,931
             Other Assets & Liabilities
             (1.15%)...........................      519,261
                                                 ------------
             NET ASSETS (100.00%)..............  $45,248,192
                                                 ===========

                       See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE VINTAGE FIXED INCOME FUNDS

The domestic economy continued to post impressive performance numbers through the first quarter of 1999. Despite a rise in oil prices brought about under rejuvenated OPEC quotas, compelling evidence of emerging inflation was hard to find. The containment powers of low capacity utilization and a likely economic slowing in the months ahead should act to dampen any inflationary impetus. Capacity has been heavily influenced by the low cost of capital coupled with the technology revolution advantages. Spending increases prompted in the past by refinance activity cashflows and more readily available tax refunds should abate, slowing spending increases.

As we proceed through 1999, the potential effects of Asia's problems that were so dreaded six months ago have greatly abated. As our economy continues to perform well, but not dramatically enough to prompt action by the Federal Reserve, rates are likely to remain in trading ranges.

The year ahead should be a positive one, although there is always reason for caution. Wage pressures continue to increase -- even as the bond markets have priced in an optimistic inflation outlook. Should we see more inflationary pressure than investors currently anticipate, the reaction will be quick. So, while we are optimistic about the market's prospects in the months ahead, we do believe that they may be somewhat more volatile.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE LIMITED TERM BOND FUND

With the Federal Reserve decreasing short-term rates three times for a total of
 .75 percent and virtually non-existent inflation throughout much of the year, interest rates moved generally lower during the year ended March 31, 1999. The actions of the Federal Reserve were more in reaction to international concerns over significant struggling economies elsewhere than to concerns over the domestic economy. This presented a challenging asset management investment environment. The Fund posted a total return after operating expenses of 5.01 percent for the twelve months ended 3/31/99*.

Performance slightly lagged industry benchmarks for the period. The Fund's average maturity was shortened during the year to comply with the Fund's maturity guidelines of 1-4 years, ending the period with an average maturity of
3.2 years. Assets were also reallocated, with the allocation to Treasuries reduced over the previous period in favor of various, well-structured mortgage securities and corporate bonds. As a result of these changes, we believe the Fund is well positioned for the future.

As of March 31, 1999, approximately 40 percent of the Fund's assets were invested in Treasury and agency securities, 23 percent in mortgage-related securities, 34 percent in corporate bonds, and 2 percent in taxable municipals with the remaining 1 percent held in cash and cash equivalents. The average credit quality of these holdings was AA1**.

                                               VINTAGE LIMITED TERM BOND        LEHMAN BROTHERS        MERRILL LYNCH 1-5 YR. U.S.
                                                         FUND                    INTERMEDIATE               GOVT/CORP. INDEX
                                               -------------------------     GOVERNMENT/CORP. BOND     --------------------------
                                                                                     INDEX
                                                                             ---------------------
6/15/95                                                10000.00                    10000.00                     10000.00
9/30/95                                                10159.00                    10292.00                     10161.00
3/31/96                                                10340.00                    10538.00                     10454.00
9/30/96                                                10460.00                    10794.00                     10633.00
3/31/97                                                10663.00                    11056.00                     10899.00
9/30/97                                                11200.00                    11845.00                     11424.00
3/31/98                                                11570.00                    12383.00                     12271.00
9/30/98                                                12063.00                    13182.00                     12941.00
3/31/99                                                12150.00                    13160.00                     13066.00

-------------------
 * Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
** The composition of the Fund's portfolio is subject to change.

The performance of the Vintage Limited Term Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index and the Merrill Lynch 1-5 yr. U.S. Government/Corp. Index. Both are unmanaged indicies generally representative of the performance of government and corporate bonds and the Lehman Index having maturities of 1-10 years and the Merrill Lynch having maturities of 1-5 years. The indicies do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, Inc.
LIMITED TERM BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------              -----------
                  U.S. TREASURY NOTES (25.05%):
$1,000,000   6.25%, 8/31/2002..................  $ 1,033,340
 1,000,000   6.375%, 1/15/2000.................    1,011,270
 1,000,000   6.375%, 8/15/2002.................    1,036,810
 3,000,000   6.50%, 5/31/2001..................    3,089,730
 2,500,000   6.625%, 4/30/2002.................    2,605,825
 1,000,000   6.25%, 10/31/2001.................    1,028,150
 2,000,000   6.75%, 4/30/2000..................    2,037,720
 2,000,000   7.25%, 8/15/2004..................    2,183,800
                                                 -----------
             Total U.S. Treasury Notes.........   14,026,645
                                                 ------------
             U.S. GOVERNMENT AGENCIES (15.15%):
 1,000,000   Federal National Mortgage Assoc.
             Step Up, 8.625%*, 11/10/2004......      969,020
 1,000,000   Federal National Mortgage Assoc.,
             5.125%, 11/30/2000................      997,030
 1,000,000   Federal Farm Credit Bank,
             6.15%, 3/23/2005..................      996,030
 1,000,000   Federal Home Loan Bank,
             5.125%, 9/15/2003.................      984,550
 1,000,000   Federal Home Loan Bank,
             5.50%, 1/21/2003..................      999,910
 1,000,000   Federal National Mortgage Assoc.,
             6.25%, 12/13/2002.................    1,004,570
 1,000,000   Federal National Mortgage Assoc.,
             7.28%, 5/23/2007..................    1,044,790
   500,000   Federal National Mortgage Assoc.
             MTN, 6.98%, 6/16/2004.............      506,555
 1,000,000   Federal National Mortgage Assoc.
             Strip P/O**, 7.91%, 8/10/2004.....      981,560
                                                 -----------
             Total U.S. Government Agencies....    8,484,015
                                                 ------------
          MORTGAGE RELATED SECURITIES (22.49%):
Collateralized Mortgage Obligations (14.49%)
   751,120   Federal National Mortgage Assoc.
             1997-72 VA, 7.00%, 10/18/2002.....      762,575

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------              -----------
MORTGAGE RELATED SECURITIES (CONTINUED):
$2,000,000   Federal Home Loan Mortgage Corp.
             Series 1465 Class E, 6.50%,
             9/15/2006.........................  $ 2,023,380
 2,000,000   Federal Home Loan Mortgage Corp.
             Series 1515 Class E, 6.50%,
             3/15/2007.........................    2,030,040
 2,000,000   Federal Home Loan Bank Series
             3Y-03 Class A, 6.063%,
             5/27/2003.........................    2,002,260
 1,000,000   Federal Home Loan Mortgage Corp.
             T-11 Class A3, 6.50%, 3/25/2011...    1,009,240
   287,103   Federal National Mortgage Assoc.
             Series G93-8 Class PG,
             6.50%, 7/25/2018..................      286,611
                                                 -----------
                                                   8,114,106
                                                 ------------
 Federal Home Loan Mrtge. Corp. Mortgage-Backed
                                  Pools (1.62%)
   890,371   #E61274, 7.00%, 8/1/2009..........      909,024
                                                 ------------
Federal National Mortgage Association Mortgage-
                           Backed Pools (1.68%)
   946,724   1993-14, 6.00%, 2/25/2008.........      941,261
                                                 ------------
Asset Backed Securities (4.70%)
 1,000,000   Fingerhut 98-1A, 6.07%,
             2/15/2005.........................    1,011,460
 1,000,000   Ford 98-C A4, 5.81%, 3/15/2002....    1,006,290
   604,282   Nations Credit Grantor Trust 97-1,
             6.75%, 8/15/2013..................      616,253
                                                 -----------
                                                   2,634,003
                                                 ------------
             Total Mortgage-Related
             Securities........................   12,598,394
                                                 ------------
          U.S. TAXABLE MUNICIPAL BONDS (1.82%):
 1,000,000   State of Texas Veterans Housing
             Fund II-Series B-1, 6.73%,
             6/1/2021..........................    1,021,390
                                                 ------------

-------------------
 *Effective yield at date of purchase.
**Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate disclosed represents the current yield at date of purchase.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
LIMITED TERM BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------              -----------
                      CORPORATE BONDS (34.04%):
Banking and Financial Services (12.63%)
$1,000,000   Associates, 5.85%, 1/15/2001......  $ 1,006,250
 1,000,000   BankAmerica Corp, 5.75%,
             3/1/2004..........................      997,500
 1,000,000   Bankers Trust, 5.85%, 5/11/2000...    1,001,250
 1,000,000   Bear Stearns Co, 7.34%,
             12/19/2006........................    1,007,500
 1,000,000   Beneficial Corp, 6.27%,
             12/6/2001.........................    1,010,000
 1,000,000   Merrill Lynch, 6.875%, 3/1/2003...    1,031,250
 1,000,000   Salomon Smith Barney,
             6.625%, 11/15/2003................    1,022,500
                                                 -----------
                                                   7,076,250
                                                 ------------
            Consumer Goods and Services (7.74%)
 1,000,000   Dillard's Dept Store,
             9.50%, 10/15/2001.................    1,076,250
 1,000,000   Loyola University,
             6.03%, 6/15/2000..................    1,005,760
 1,255,000   Reebok International Ltd,
             6.75%, 5/15/2000..................    1,259,706
 1,000,000   Reynolds & Reynolds,
             6.12%, 3/2/2001...................      992,500
                                                 -----------
                                                   4,334,216
                                                 ------------
          Industrial Goods and Services (6.40%)
 1,000,000   Boeing Company,
             6.35%, 6/15/2003..................    1,015,000
 1,000,000   Comdisco,
             6.13%, 8/1/2001...................    1,008,750
   500,000   Cummmins Engine,
             6.75%, 2/15/2027..................      498,750
 1,000,000   Xerox Corporation,
             8.125%, 4/15/2002.................    1,062,500
                                                 -----------
                                                   3,585,000
                                                 ------------

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------              -----------
CORPORATE BONDS (CONTINUED):
Railroads (1.89%)
$1,000,000   Norfolk Southern Railway Equipment
             Trust, 7.75%, 8/15/2002...........  $ 1,057,500
                                                 ------------
                     Telecommunications (5.38%)
 1,000,000   AT&T Corp,
             5.625%, 3/15/2004.................      995,000
 1,000,000   Bell South,
             6.00%, 6/15/2012..................    1,007,500
 1,000,000   Worldcom Inc,
             6.125%, 8/15/2001.................    1,008,750
                                                 -----------
                                                   3,011,250
                                                 ------------
             Total Corporate Bonds.............   19,064,216
                                                 ------------
MUTUAL FUNDS (1.16%):
   649,210   Government Assets Fund T Shares,
             4.76%***..........................      649,210
                                                 ------------
             Total Investments in Securities
             (99.71%)
             (Cost $55,609,610)(a).............  $55,843,870
             Other Assets & Liabilities
             (0.29%)...........................      161,345
                                                 ------------
             NET ASSETS (100.00%)..............  $56,005,215
                                                 ===========

-------------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized Appreciation....................  $ 523,842
    Unrealized Depreciation....................  $(289,582)
                                                 ---------
    Net Unrealized Appreciation................  $ 234,260
                                                 =========

*** Rate shown is as of March 31, 1999.
                       See notes of financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE BOND FUND

The flight to quality in the Treasury market experienced in the last half of 1998 subsided substantially in the first quarter of 1999. As a result, corporate bonds and mortgage-backed securities outperformed Treasuries for that period. The Fund continues to overweight corporate bonds, since yield spreads are still wider than historical relative-spread relationships. We are keeping a close eye on inflation. Current reported numbers are mild, but there are signs around the world that commodity prices may be bottoming.

The portfolio produced a total return after operating expenses of 5.95 percent* for the year ended March 31, 1999, slightly under its industry benchmark for the same period.
Looking ahead, we expect to capitalize on opportunities that arise and respond to changes in the environment. For instance, should interest rates rise in the months ahead, we would look to reduce our holdings in mortgage-related securities in favor of Treasuries and to lengthen maturities. Beyond such adjustments, however, no major changes are anticipated.

As of March 31, 1999, approximately 38 percent of the Fund's assets were invested in mortgage-related securities, 36 percent in corporate bonds, 8 percent in taxable municipals, 18 percent in Treasury and agency securities, and less than 1 percent in cash and cash equivalents. The average maturity of the portfolio's holdings was 6.64 years; the average credit quality was AA1**.

                                                                     VINTAGE BOND FUND           LEHMAN BROTHERS AGGREGATE INDEX
                                                                     -----------------           -------------------------------
7/7/95                                                                     10000                              10000
9/30/95                                                                    10099                              10068
3/31/96                                                                    10314                              10309
9/30/96                                                                    10505                              10559
3/31/97                                                                    10763                              10816
9/30/97                                                                    11540                              11588
3/31/98                                                                    12047                              12113
9/30/98                                                                    12686                              12920
3/31/99                                                                    12764                              12898

-------------------

 * Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
** The composition of the Fund's portfolio is subject to change.

The performance of the Vintage Bond Fund is compared to the Lehman Brothers Aggregate Index, which represents the performance of overall bond market. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, Inc.
BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------                 -----
U.S. TREASURY BONDS (6.78%):
$  275,000   7.25%, 5/15/2016..................  $   315,441
 1,000,000   7.50%, 11/15/2016.................    1,174,330
                                                 -----------
             Total U.S. Treasury Bonds.........    1,489,771
                                                 ------------
                   U.S. TREASURY NOTES (1.92%):
   250,000   6.50%, 5/15/2005..................      264,930
   150,000   6.625%, 3/31/2002.................      156,198
                                                 -----------
             Total U.S. Treasury Notes.........      421,128
                                                 ------------
              U.S. GOVERNMENT AGENCIES (8.78%):
   500,000   Federal Home Loan Bank,
             6.50%, 11/29/2005.................      523,270
   300,000   Federal Home Loan Mortgage Corp.
             Disc. Note, 5.01%*, 4/9/1999......      299,673
 1,000,000   Federal National Mortgage Assoc.,
             6.70%, 8/10/2001..................    1,004,960
   100,000   Federal National Mortgage Assoc.,
             8.625%, 11/10/2004................      101,937
                                                 -----------
             Total U.S. Government Agencies....    1,929,840
                                                 ------------
           MORTGAGE-RELATED SECURITIES (38.13%)
Collateralized Mortgage Obligations (10.63%)
   246,290   Block 1997-1 A2,
             6.85%, 10/25/2011.................      251,701
     9,025   Federal Home Loan Mortgage Corp.
             Series L Class 5, 7.90%,
             5/1/2001..........................        9,338
    59,588   Federal Home Loan Mortgage Corp.
             1504 B, 7.00%, 12/15/2022.........       59,772
   158,270   FHR 1652 K, 7.00%, 6/15/2023......      158,634
   144,386   Federal Home Loan Mortgage Corp.
             1395, 6.00%, 11/15/2021...........      144,268
    19,653   Federal National Mortgage Assoc.
             1991-174 K, 7.00%, 4/25/2006......       19,724
     8,734   Federal National Mortgage Assoc.
             1992-212 Class C, 5.50%,
             11/25/1999........................        8,710

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------                 -----
MORTGAGE-RELATED SECURITIES (CONTINUED):
$   31,561   Federal National Mortgage Assoc.
             1992-60 Class C, 7.50%,
             4/25/1999.........................  $    31,452
   500,000   FNR 1997-48 PB,
             6.75%, 8/18/2019..................      500,310
   140,000   GE Capital Mtg 1997-HE3 A3,
             6.52%, 8/25/2013..................      140,662
    27,895   General Electric Cap Mtge Serv
             1994-1 A1, 5.70%, 1/25/2024.......       27,826
   175,584   Green Tree 1996-10 A3,
             6.16%, 11/15/2028.................      177,284
   125,000   Green Treee 1996-2 A2,
             6.45%, 4/15/2027..................      126,284
   236,186   Salomon Mortgage Sec. VII 1995-1
             PO, 10.54%**, 2/25/2025...........      170,350
   500,000   Southern Pacific Secured Assets
             Corp 1998-1 A6, 7.08%,
             3/25/2028.........................      510,445
                                                 -----------
                                                   2,336,760
                                                 ------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed
  Pools (2.28%)
    57,200   #C00126, 8.50%, 6/1/2022..........       59,828
   223,641   #E00548, 6.50%, 5/1/2013..........      225,853
   214,099   #00538, 6.50%, 3/1/2013...........      216,208
                                                 -----------
                                                     501,889
                                                 ------------
          Federal National Mortgage Association
                 Mortgage-Backed Pools (15.34%)
   353,435   #251286, 7.00%, 11/1/2027.........      358,079
   184,502   #313873, 7.00%, 12/1/2027.........      186,915
   425,572   #408827, 6.50%, 2/1/2028..........      423,534
   480,668   #251813, 6.50%, 7/1/2028..........      478,111
   998,852   #448917, 6.50%, 11/1/2028.........      993,578
   919,938   #430093, 7.0%, 6/1/2028...........      932,192
                                                 -----------
                                                   3,372,409
                                                 ------------

-------------------
 * Effective yield at date of purchase.
** Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate disclosed represents the current yield at date of purchase.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------                 -----
MORTGAGE-RELATED SECURITIES (CONTINUED):
             Government National Mortgage Assoc
                  Mortgage-Backed Pools (9.88%)
$   22,352   #315929, 9.00%, 6/15/2022.........  $    23,732
    30,517   #341681, 8.50%, 1/15/2023.........       32,094
    35,829   #354189, 7.50%, 5/15/2023.........       36,835
    67,643   #359600, 7.50%, 7/15/2023.........       69,527
   178,555   #376218, 7.50%, 8/15/2025.........      183,628
   108,168   #385300, 8.00%, 10/15/2024........      112,384
    94,905   #410049, 8.00%, 7/15/2025.........       98,579
   381,339   #412334, 7.00%, 10/15/2027........      387,059
   161,273   #412645, 8.00%, 8/15/2026.........      167,618
   155,518   #440404, 7.50%, 4/15/2027.........      159,903
   213,937   #454375, 7.00%, 3/15/2028.........      217,099
   281,724   #780213, 7.50%, 8/15/2025.........      289,807
   383,509   #780619, 7.00%, 8/15/2012.........      393,691
                                                 -----------
                                                   2,171,956
                                                 ------------
             Total Mortgage-Related
             Securities........................    8,383,014
                                                 ------------
U.S. TAXABLE MUNICIPAL BONDS (7.77%):
   230,000   Berry Creek Met Dist, CO,
             7.05%, 12/1/2003..................      237,818
   125,000   Fulton, MO Import Taxable Sinking
             Fund, 7.60%, 7/1/2011.............      136,063
    45,000   Manteca, CA Financial Authority,
             6.625%, 9/15/1999.................       44,892
   287,890   Mille Lacs Band Of Ojibwe Indians
             (Grand Casino) Rev. Notes, 8.00%,
             6/1/2004..........................      289,252
   155,000   New Orleans, LA Hsg. Dev.,
             8.00%, 12/1/2003..................      156,860
    86,681   Oregon Department of
             Transportation,
             9.00%, 6/15/2000..................       88,066
   175,000   Portland, OR MFH,
             7.625%, 12/1/2001.................      173,810
    90,000   Prairie Du Chien, WI,
             Redevelopment Auth., 7.60%,
             4/1/2005..........................       95,312
   100,000   Prairie Du Chien, WI,
             Redevelopment Auth., 7.625%,
             4/1/2006..........................      106,536
   150,000   St. Paul, MN Port Authority,
             6.65%, 9/1/1999...................      150,733

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------                 -----
      U.S. TAXABLE MUNICIPAL BONDS (CONTINUED):
$   50,000   Texas St. G.O. Taxable,
             8.70%, 12/1/2009..................  $    55,582
   165,000   Washington St. HSA,
             7.65%, 1/1/2004...................      173,654
                                                 -----------
             Total U.S. Taxable Municipal
             Bonds.............................    1,708,578
                                                 ------------
CORPORATE BONDS (35.46%):
Finance (2.74%)
   250,000   GMAC, 8.875%, 6/1/2010............      296,250
   130,000   Hubco, Inc., 7.75%, 1/15/2004.....      136,825
   165,000   Lehman Brothers MTN,
             8.05%, 1/15/2019..................      168,506
                                                 -----------
                                                     601,581
                                                 ------------
International (2.78%)
   375,000   Naples, City of, Italy,
             7.52%, 7/15/2006..................      393,281
   185,000   Nova Scotia,
             8.25%, 11/15/2019.................      217,837
                                                 -----------
                                                     611,118
                                                 ------------
Industrial (26.15%)
   140,000   Dayton Hudson,
             10.00%, 12/1/2000.................      149,275
   415,000   Fletcher Challenge,
             6.75%, 3/24/2005..................      392,694
   500,000   Geon Company, 6.875%,
             12/15/2005........................      504,375
   250,000   Georgia Pacific, 8.125%,
             6/15/2023.........................      245,938
   400,000   Healthsouth Corp, 3.25%,
             4/1/2003..........................      326,000
   420,000   HRPT Properties,
             6.875%, 8/26/2002.................      418,950
   750,000   Ikon Office, 6.75%, 11/1/2004.....      716,250
   250,000   K-Mart Corp, 7.17%, 7/24/2000.....      253,438
   500,000   Millipore Corp, 7.20%, 4/1/2002...      499,375
    10,000   Realty Income Sr. Notes,
             8.25%, 11/15/2008.................      248,750
   613,000   Reebok International,
             6.75%, 9/15/2005..................      602,273
    68,000   Sears Roebuck Co, 9.50%,
             6/1/1999..........................       68,340
   500,000   Teck Corp, 3.75%, 7/15/2006.......      350,000

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------                 -----
CORPORATE BONDS (CONTINUED):
$  250,000   Thermo Instrument,
             4.00%, 1/15/2005..................  $   201,875
   500,000   Tupperware, 7.25%, 10/1/2006......      519,375
   250,000   WMX Technologies,
             6.65%, 5/15/2005..................      252,187
                                                 -----------
                                                   5,749,095
                                                 ------------
                              Utilities (3.79%)
   500,000   Boise Cascade, 7.05%, 5/15/2005...      491,875
    75,000   Citizens Utility Co.
             6.80%, 8/15/2026..................       77,812
    43,393   Salton Sea, 7.02%, 5/30/2000......       43,733
   200,000   Texas East Trans.,
             8.25%, 10/15/2004.................      221,000
                                                 -----------
                                                     834,420
                                                 ------------
             Total Corporate Bonds.............    7,796,214
                                                 ------------

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
----------              -----------                 -----
                CERTIFICATES OF DEPOSIT (0.29%)
$   63,000   Corus Bank CD, 5.50%, 7/9/1999....  $    63,052
                                                 ------------
                           MUTUAL FUNDS (0.09%)
    20,589   Government Assets Fund T Shares,
             4.76%***..........................       20,589
                                                 ------------
             Total Investments in Securities
             (99.22%)
             (Cost $21,663,431)................  $21,812,186
             Other Assets & Liabilities
             (0.78%)...........................      171,314
                                                 ------------
             NET ASSETS (100.00%)..............  $21,983,500
                                                 ===========

-------------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized Appreciation....................  $ 286,684
    Unrealized Depreciation....................  $(144,082)
                                                 ---------
    Net Unrealized Appreciation................  $ 142,602
                                                 =========

*** Rate shown is as of March 31, 1999.
                       See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE INCOME FUND

The year ended March 31, 1999, continued to focus on enhancing investment income for Fund shareholders. For the period, the Fund posted a total return after operating expenses of 5.13 percent*, slightly behind the industry benchmark over the same period.

During the latter part of the period, the Fund added a number of higher yielding corporate securities to increase yield for the Fund. We will continue to identify buying opportunities that allow us to offer a diversified portfolio of mortgage-backed securities, corporate bonds and Treasury and agency securities that meet the Fund's investment guidelines.

As of March 31, 1999, approximately 46 percent of the Fund's assets were invested in mortgage-related securities, 12 percent in treasuries and agencies, 34 percent in corporate bonds and 7 percent in taxable municipal securities, with the remainder held in cash and cash equivalents. The average maturity of the Fund's holdings was 7.50 years, and the average credit quality AAA**.

                                    TO COME

-------------------
 *Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
**The composition of the Fund's portfolio is subject to change.

The performance of the Vintage Income Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index and the aggregate index. The Government/Corporate Bond Index is an unmanaged index generally representative of the performance of intermediate-term government and corporate bonds with maturities of 1-10 years. The aggregate index represents the performance of the overall Bond Market. The indicies do not reflect the deductions of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, Inc.
INCOME FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
U.S. TREASURY NOTES (3.91%):
$1,000,000   6.25%, 5/31/2000.................  $  1,014,450
 1,050,000   6.125%, 9/30/2000................     1,066,685
   500,000   6.625%, 5/15/2007................       539,145
 1,250,000   6.50%, 5/31/2002.................     1,298,587
                                                ------------
             Total U.S. Treasury Notes........     3,918,867
                                                ------------
U.S. TREASURY BONDS (7.28%):
 1,250,000   7.50%, 11/15/2016................     1,467,913
 5,000,000   7.25%, 8/15/2022.................     5,839,450
                                                ------------
             Total U.S. Treasury Bonds........     7,307,363
                                                ------------
U.S. GOVERNMENT AGENCIES (0.99%):
Federal Home Loan Mortgage Corp.
 1,000,000   5.00%, 2/15/2001.................       996,760
                                                 -----------
MORTGAGE RELATED SECURITIES (45.65%):
Collateralized Mortgage Obligations (6.59%)
 2,432,369   Federal Agricultural Mortgage
             Corp Series CA-10011,
             7.589%, 1/25/2002................     2,511,907
 2,000,000   Federal Home Loan Mortgage Corp
             Series 1873 D, 7.00%,
             4/15/2009........................     2,041,360
 1,138,049   Prudential Home Mortgage
             Securities, 7.146%, 3/25/2024....     1,150,511
   886,468   Ryland Mortgage Securities Corp
             1993-4 A5, 7.50%, 8/25/2024......       908,160
                                                ------------
                                                   6,611,938
                                                ------------
Federal Home Loan Mrtge. Corp.
  Mortgage-Backed Pools (4.33%)
 1,950,506   #C00592, 7.00%, 3/1/2028.........     1,978,612
 2,375,822   #19588, 6.50%, 12/1/2028.........     2,365,488
                                                ------------
                                                   4,344,100
                                                ------------
Federal National Mortgage Association
  Mortgage-Backed Pools (7.75%)
 1,047,979   #303971, 7.50%, 7/1/2016.........     1,074,797
 1,994,839   #251614, 7.00%, 4/1/2028.........     2,021,191
 2,256,959   #251697, 6.50%, 5/1/2028.........     2,245,426
 1,495,537   #252334, 6.50%, 2/1/2029.........     1,487,596
   936,731   #430203, 7.00%, 6/1/2028.........       949,236
                                                ------------
                                                   7,778,246
                                                 -----------

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
MORTGAGE RELATED SECURITIES (CONTINUED):
Government National Mortgage Assoc.
  Mortgage-Backed Pools (15.79%)
$1,681,719   7.50%, 10/15/2027................  $  1,729,631
 1,703,501   7.50%, 9/15/2027.................     1,751,931
 2,155,281   7.00%, 2/15/2028.................     2,188,472
 1,987,405   6.50%, 12/15/2028................     1,977,508
   566,332   8.00%, 3/15/2025.................       588,668
 2,349,590   7.00%, 11/15/2028................     2,384,740
   965,459   7.00%, 8/15/2028.................       979,883
 2,303,247   6.50% 2/15/2028..................     2,292,030
 1,921,518   7.00%, 6/15/2027.................     1,950,936
                                                ------------
                                                  15,843,799
                                                ------------
              Asset Backed Securities (11.19%)
 1,000,000   Bear Stearns CBO 1998-1
             Class A-2A, 6.72%, 6/15/2010.....       973,750
 1,000,000   Chyps CBO Series 1999-1 Class A1,
             6.47%, 2/1/2011..................       978,680
 1,000,000   Denver Arena Trust,
             6.94%, 11/15/2019................       936,850
   345,956   Green Tree Financial Corp.,
             6.00%, 2/1/2030..................       346,340
   652,020   Green Tree Recreational
             Equipment, 6.55%, 7/15/2028......       656,708
 2,000,000   Greentree 96-F Class A4,
             7.30%, 1/15/2028.................     2,054,040
 2,000,000   IMC Home Equity Loan 1996-4
             Class A4, 7.11%, 8/25/2014.......     2,021,180
 1,208,565   Nations Credit Grantor Trust
             97-1, 6.75%, 8/15/2013...........     1,232,506
 2,000,000   Olympic Auto 96-D Class A5,
             6.25%, 11/15/2004................     2,027,460
                                                ------------
                                                  11,227,514
                                                ------------
             Total Mortgage-Related
             Securities.......................    45,805,597
                                                ------------
U.S. TAXABLE MUNICIPAL BONDS (7.45%):
 1,000,000   Detroit Michigan Building
             Authority, 6.60%, 7/1/2003.......     1,029,640
 1,000,000   Las Vegas NV., 7.20%, 7/1/2015...     1,033,110
   521,800   Mille Lacs Band of Ojibwe Indians
             (Grand Casino) Rev. Notes,
             8.00%, 6/1/2004..................       524,268

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
INCOME FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
U.S. TAXABLE MUNICIPAL BONDS (CONTINUED):
$3,640,000   State of Texas Veterans Housing
             Fund II-Series B-1,
             6.73%, 6/1/2021..................  $  3,717,860
 1,200,000   University of Southern
             California, 5.87%, 1/1/2014......     1,169,856
                                                ------------
             Total U.S. Taxable Municipal
             Bonds............................     7,474,734
                                                 -----------
CORPORATE BONDS (34.06%):
Banking (2.55%)
 1,000,000   Bankers Trust N.Y.,
             6.625% 7/30/1999.................     1,004,210
 1,000,000   First Union Corp., 7.05%,
             8/1/2005.........................     1,038,750
   500,000   Northern Trust Co,
             6.50%, 5/1/2003..................       515,625
                                                ------------
                                                   2,558,585
                                                ------------
Electric Utility (2.03%)
 1,000,000   Philadelphia Electric,
             7.375%, 12/15/2001...............     1,007,500
 1,000,000   Florida Power & Light,
             6.875%, 4/1/2004.................     1,025,000
                                                ------------
                                                   2,032,500
                                                 -----------
Financial Services (7.11%)
   500,000   John Deere, 8.625%, 8/1/2019.....       549,375
 1,000,000   John Deere Cap, 5.85%,
             1/15/2001........................     1,003,750
 1,000,000   Lehman Brothers,
             6.625%, 2/5/2006.................       977,500
 1,000,000   Norwest Financial, Inc,
             7.50%, 4/15/2005.................     1,067,500
 1,500,000   Paine Webber Group Inc,
             6.45%, 12/1/2003.................     1,500,000
 1,000,000   Salomon Smith Barney,
             6.875%, 6/15/2005................     1,013,750
 1,000,000   Travelers Property Casualty,
             6.75%, 4/15/2001.................     1,017,500
                                                ------------
                                                   7,129,375
                                                ------------
Finance Companies ( 0.72%)
   750,000   Avalon Bay, 6.80%, 7/15/2006.....       719,062
                                                ------------
Government Agency (0.70%)
   700,000   Quebec Province,
             6.185%, 3/10/2026................       699,125
                                                ------------

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
CORPORATE BONDS (CONTINUED):
Health Care (1.58%)
$1,950,000   Healthsouth Corp, 3.25%,
             4/1/2003.........................  $  1,589,250
                                                ------------
Industrial Goods and Services (8.20%)
 1,000,000   Dayton Hudson, 9.84%,
             9/15/2000........................     1,056,250
 2,000,000   Fletcher Challng Cap Can,
             7.75%, 6/20/2006.................     1,995,000
 1,000,000   Ford Motor Company,
             7.125%, 11/15/2025...............     1,027,500
 1,000,000   Ikon Office, 6.75%, 11/1/2004....       955,000
   950,000   K-Mart Corp, 7.17%, 7/24/2000....       963,063
 1,100,000   Pennzoil Co, 10.625%, 6/1/2001...     1,104,125
 1,400,000   Thermo Instrument,
             4.00%, 1/15/2005.................     1,130,500
                                                ------------
                                                   8,231,438
                                                ------------
                           Restaurants (0.20%)
   190,000   Secured Restaurant Trust,
             10.25%, 11/15/2000...............       203,150
                                                 -----------
                         Retail Stores (3.11%)
 3,000,000   J.C. Penney & Co.,
             7.375%, 8/15/2008................     3,123,750
                                                ------------
Real Estate (4.50%)
2,000,000..  HRPT Properties Trust,
             6.875%, 8/26/2002................     1,995,000
 1,550,000   Nationwide Health Properties,
             7.23%, 11/8/2006.................     1,519,000
 1,000,000   Simon Property Group, Inc.,
             7.125%, 2/9/2009.................       998,750
                                                ------------
                                                   4,512,750
                                                ------------
Telecommunications (3.36%)
   250,000   AT&T Corp., 8.20%, 2/15/2005.....       255,937
 1,000,000   GTE Florida, Inc.,
             6.25%, 11/15/2005................     1,006,250
 1,000,000   MCI Communications Corp.,
             8.25%, 1/20/2023.................     1,056,250
 1,000,000   United Telephone Co. of Florida,
             7.25%, 12/15/2004................     1,052,500
                                                ------------
                                                   3,370,937
                                                ------------
             Total Corporate Bonds............    34,169,922
                                                ------------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
INCOME FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
MUTUAL FUNDS (1.09%):
$1,093,978   Government Assets Fund T Shares,
             4.76%*...........................  $  1,093,978
                                                ------------
             Total Investments in Securities
             (100.43%)(a) (Cost
             $100,578,833)....................  $100,767,221
             Other Assets & Liabilities
             (-0.43%).........................      (426,646)
                                                ------------
             NET ASSETS (100.00%).............  $100,340,575
                                                ============

------------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized Appreciation....................  $ 960,402
    Unrealized Depreciation....................  $(772,014)
                                                 ---------
    Net Unrealized Appreciation................  $ 188,388
                                                 =========

 *  Rate shown is as of March 31, 1999.
                       See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE MUNICIPAL BOND FUND

Municipal yields moved to a position of more fair relative value in the last half of the period ended March 31, 1999. Throughout the period, the Fund was focused on identifying attractive buying opportunities in a challenging yield environment.

The Fund produced a total return after operating expenses of 4.64 percent* for the year ended March 31, 1999, slightly lagging the industry benchmark. We anticipate the Fund's average maturity will remain near its performance benchmark over the next quarter or two.

Demand for tax-exempt securities appears firm at this point while the volume of future issue supply is relatively limited.

As of March 31, 1999, the portfolio was widely diversified with 72 holdings in a wide cross-section of states. As of the same date, the average maturity of the Fund's holdings was 5.7 years; the average credit quality was AA1**.

                                      LOGO

-------------------
 *Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
**The composition of the Fund's portfolio is subject to change.

The performance of the Vintage Municipal Bond Fund is measured against the Merrill Lynch Intermediate Municipal Bond Index, an unmanaged index generally representative of the performance of municipal bonds with maturities of 1-20 years. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
                      MUNICIPAL BONDS (87.01%):
                                Arizona (2.08%)
$1,000,000   Phoenix, AZ G.O.,
             5.00%, 7/1/2010...................  $ 1,039,790
                                                 ------------
                               Delaware (1.02%)
   500,000   Sussex County, DE,
             4.90%, 10/15/2001.................      511,740
                                                 ------------
                                Florida (6.28%)
 1,000,000   Dade County, FL, 7.65%,
             4/1/2010..........................    1,060,160
   500,000   Florida School Boards Assoc., Inc.
             Lease Revenue, 6.75%, 7/1/2004....      521,295
   500,000   Jacksonville, FL Electric
             Authority Revenue, 5.125%,
             10/1/2007.........................      518,370
   500,000   Martin County, FL, General
             Obligation, 4.25%, 2/1/2001.......      506,875
   500,000   State of Florida Board of
             Education, 5.125%, 6/1/2005.......      530,165
                                                 -----------
                                                   3,136,865
                                                 ------------
Idaho (1.05%)
   500,000   Meridian Joint School District, #2
             Idaho, 5.00%, 7/30/2003...........      523,945
                                                 ------------
Illinois (16.26%)
   200,000   Cherry Valley General Obligations,
             6.60%, 1/1/2001...................      209,866
   500,000   Chicago, IL Metropolitan Water,
             5.25%, 12/1/2004..................      533,210
 1,000,000   Illinois Health
             Facility-Northwestern,
             6.75%, 8/15/2011..................    1,080,980
   465,000   Illinois Housing Development
             Authority Single Family,
             6.50%, 2/1/2009...................      504,385
 1,000,000   Illinois State Sales Tax Revenue,
             5.00%, 6/15/2009..................    1,044,660
 1,000,000   Joliet Illinois,
             6.25%, 1/1/2011...................    1,057,430
   500,000   Kane County, IL Motor Fuel
             Transport Revenue, 5.40%,
             3/1/2006..........................      522,730
 1,000,000   Kendall & Kane Countys, IL CSD
             #115 Yorkville, 5.65%, 1/1/2008...    1,080,580
 1,000,000   Macon County And Decatur Illinois
             Ctf Partn, 6.50%, 1/1/2004........    1,107,560
   145,000   Metropolitan Pier & Exposition
             Authority Illinois, 5.205%,
             6/15/1999.........................      145,624

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
$  155,000   Metropolitan Pier & Exposition
             Authority Illinois, 5.20%,
             6/15/1999.........................  $   155,629
   400,000   Sangamon County, Il Certificate
             Participation, 6.40%, 12/1/2000...      418,272
   250,000   Winnebago County, Il School
             District 122, 5.75%, 6/1/2001.....      261,535
                                                 -----------
                                                   8,122,461
                                                 ------------
Indiana (19.52%)
 1,000,000   Evansville, IN Building Authority,
             5.30%, 8/1/2008...................    1,069,010
 1,000,000   Highland, IN Sch Bldg Corp,
             5.25%, 7/5/2014...................    1,016,410
   500,000   Indiana Bond Bank (Elkhart Water/
             Sewer Refunding), 5.55%,
             11/1/2010.........................      531,745
 1,000,000   Indiana University Higher Ed,
             6.80%, 8/1/2004...................    1,082,290
 1,000,000   Indianapolis IN Utilities District
             Reference, 4.00%, 6/1/2012........      941,180
 1,000,000   Indianapolis, IN Public
             Transportation,
             6.00%, 7/1/2010...................    1,090,590
 1,000,000   Indianapolis, IN Trans Fin
             Authority,
             6.25%, 11/1/2016..................    1,078,820
 1,000,000   Kokomo-Center, IN School Building
             Corp., 6.75%, 7/15/2004...........    1,126,290
   750,000   Marion County, IN,
             6.60%, 6/1/2003...................      807,060
 1,000,000   Vinton-Tecumseh School Bldg
             Indiana,
             4.25%, 7/5/2003...................    1,007,700
                                                 -----------
                                                   9,751,095
                                                 ------------
Iowa (1.10%)
   500,000   Iowa State Certificate
             Participation,
             6.50%, 7/1/2006...................      547,780
                                                 ------------
Massachusetts (1.08%)
   500,000   Massachusetts Bay Transportation
             Authority, 5.30%, 3/1/2008........      538,010
                                                 ------------
Minnesota (2.10%)
 1,000,000   Minneapolis, MN, Reference Series
             A,
             5.10%, 12/1/2008..................    1,050,850
                                                 ------------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
Nevada (1.02%)
$  500,000   State of Nevada,
             4.40%, 11/1/2001..................  $   510,685
                                                 ------------
New Jersey (1.05%)
   500,000   New Jersey Wastewater Treatment
             Trust Series A, 4.80%, 9/1/2006...      522,495
                                                 ------------
New York (2.02%)
 1,000,000   Long Island NY Power,
             4.10%, 12/1/2000..................    1,010,370
                                                 ------------
Rhode Island (1.55%)
   500,000   Rhode Island State,
             4.90%, 6/15/2004..................      522,605
   250,000   Rhode Island State Construction
             Capital Development, Series B,
             6.00%, 5/15/1999..................      250,840
                                                 -----------
                                                     773,445
                                                 ------------
Texas (7.48%)
   500,000   Dallas, TX, Water & Sewer,
             4.90%, 4/1/2004...................      517,605
 1,000,000   Pharr-San Juan-Alamo, TX.
             Independent School District,
             5.25%, 2/1/2008...................    1,059,140
   900,000   Sam Rayburn Texas Municipal,
             6.00%, 9/1/2010...................    1,027,242
 1,000,000   San Antonio, TX,
             6.00%, 8/1/2008...................    1,133,610
                                                 -----------
                                                   3,737,597
                                                 ------------
Utah (1.08%)
   500,000   Salt Lake County, UT,
             5.50% 12/15/2004..................      541,870
                                                 ------------
Virginia (2.57%)
 1,000,000   Virginia Beach, VA,
             5.40%, 9/1/2009...................    1,082,800
   195,000   Virginia Educational Loan
             Authority Series E, 5.50%,
             3/1/2001..........................      201,185
                                                 -----------
                                                   1,283,985
                                                 ------------
Washington (9.04%)
 1,000,000   Benton County, WA, Public Utility,
             5.45%, 11/1/2008..................    1,075,090
   800,000   Grant County, WA, Public Utilities
             Hydro-Electric, 5.60%, 1/1/2010...      859,056

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MUNICIPAL BONDS (CONTINUED):
$  500,000   Seattle, WA, Water System Revenue,
             4.70%, 12/1/2000..................  $   510,565
 1,000,000   Thurston County, WA #111,
             5.00%, 12/1/2010..................    1,028,140
   500,000   Washington State,
             6.80%, 10/01/2002.................      508,660
   500,000   Washington State Government
             Obligation, 5.35%, 9/1/2006.......      533,190
                                                 -----------
                                                   4,514,701
                                                 ------------
Wisconsin (10.18%)
   500,000   City of Beloit, WI, Sewer System
             Revenue Bond, 4.80%, 7/1/2005.....      519,935
   500,000   Franklin, WI, Public School
             District,
             4.75%, 4/1/2004...................      517,070
   500,000   Green Bay, WI, Area School Dist.,
             4.40%, 4/1/2002...................      509,595
   400,000   Kenosha, WI, Series A,
             4.90%, 4/1/1999...................      400,000
   500,000   Madison, WI
             5.00%, 4/1/2005...................      525,350
   500,000   Milwaukee, WI,
             5.15%, 11/15/2008.................      523,480
   500,000   Sturgen Bay,
             4.90%, 1/1/2006...................      515,550
   500,000   Wisconsin Housing & Economic
             Development Revenue Bond,
             5.20%, 11/1/2006..................      517,485
 1,000,000   Wisconsin State Series A,
             5.00%, 5/1/2009...................    1,054,180
                                                 -----------
                                                   5,082,645
                                                 ------------
Wyoming (0.52%)
   250,000   Cheyenne, Wy General Obligations
             Unlimited, 5.45%, 12/1/2001.......      262,035
                                                 -----------
             Total Municipal Bonds.............   43,462,364
                                                 ------------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
MUNICIPAL BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
ALTERNATIVE MINIMUM TAX PAPER (11.54%):
$1,000,000   Alaska Student Loan,
             5.625%, 7/1/2007..................  $ 1,061,740
   500,000   Austin, TX, Airport Revenue,
             5.50%, 11/15/2006.................      539,290
   300,000   Illinois Student Assistance
             Commission, Student Loan Revenue,
             Series M, 6.30%, 3/1/2003.........      320,424
   500,000   Iowa Student Loan,
             5.75%, 12/1/2006..................      531,470
 1,000,000   Iowa Student Loan Liquidity Corp.
             Series C, 5.10%, 6/1/2009.........    1,033,610
   455,000   Massachusetts Education Loan
             Authority, 5.60%, 7/1/2006........      485,635
    35,000   New Mexico Educational Assistance,
             5.75%, 8/1/2007...................       36,143
   500,000   South Dakota Student Loan,
             5.85%, 8/1/2000...................      515,130

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
ALTERNATIVE MINIMUM TAX PAPER (CONTINUED):
$  190,000   Student Loan Funding Corp., Series
             C, 5.50%, 12/1/2001...............  $   195,675
 1,000,000   Utah Bd Regents, 5.20%,
             5/1/2008..........................    1,043,340
                                                 -----------
             Total Alternative Minimum Tax
             Paper.............................    5,762,457
                                                 ------------
MUTUAL FUNDS (2.56%):
 1,280,212   B.T. Tax Free Money Fund,
             2.56%*............................    1,280,212
                                                 ------------
             Total Investments in Securities
             (101.11%)
             (Cost $48,922,077)................  $50,505,033
             Other Assets & Liabilities
             (-1.11%)..........................     (554,940)
                                                 ------------
             NET ASSETS (100.00%)..............  $49,950,093
                                                 ===========

------------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized Appreciation...................  $1,633,112
    Unrealized Depreciation...................  $  (50,156)
                                                ----------
    Net Unrealized Appreciation...............  $1,582,956
                                                ==========

 *  Rate shown is as of March 31, 1999.

                       See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE VINTAGE BALANCED FUND

The year ended March 31, 1999, provided better than average Balanced Fund performance compared to historical averages. The Fund's asset allocation in favor of stocks benefited shareholders during the period. Also, the types of stocks held in the equity portion of the Fund performed quite well during the period.

For the year ended March 31, 1999, the Fund produced a total return after operating expenses of 12.66 percent*, outperforming the Fund's performance benchmark.

MANAGING FOR THE FUTURE

The domestic economy continues to show surprising strength, coupled with little indication of inflationary influence. We are focused on monitoring those factors that might impact the possibilities of material inflation in 1999, including commodity prices and unemployment. The fixed income portion of the fund will maintain an average maturity near the index and the equity portion of the Fund will remain fully invested.

As of March 31, 1999, approximately 36 percent of the portfolio's assets were invested in fixed income securities and 64 percent was invested in stocks. The top five equity holdings in the portfolio were: Microsoft (2.21% of the portfolio's assets), Cisco Systems (1.87%), General Electric (1.73%), Kansas City Southern (1.72%), and Lowe's (1.62%). The fixed income portion of the portfolio was invested in a variety of U.S. Treasury and agency securities, corporate bonds, and mortgage-related securities. The average credit quality was AAA**.

                                      LOGO

-------------------
 * Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
** The composition of the Fund's holdings is subject to change.

The performance of the Vintage Balanced Fund is measured against a composite of the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market, and the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index generally considered to be representative of the performance of government and corporate bonds with maturities of 1-10 years. In the composite, each index is given a 50 percent weighting. The two indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, Inc.
BALANCED FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
U.S. TREASURY NOTES (5.09%):
$1,500,000   5.75%, 10/31/2000.................  $ 1,516,590
 1,250,000   6.25%, 1/31/2002..................    1,287,050
   500,000   6.25%, 5/31/2000..................      507,225
   500,000   6.625%, 5/15/2007.................      539,145
   250,000   6.125%, 8/15/2007.................      261,735
   235,000   7.875%, 11/15/1999................      239,453
                                                 -----------
             Total U.S. Treasury Notes.........    4,351,198
                                                 ------------
U.S. TREASURY BONDS (3.02%):
 1,300,000   7.50%, 11/15/2016.................    1,526,629
   900,000   7.25%, 8/15/2022..................    1,051,101
                                                 -----------
             Total U.S. Treasury Bonds.........    2,577,730
                                                 ------------
U.S. GOVERNMENT AGENCY (1.70%):
   500,000   Federal Home Loan Bank,
             5.125%, 9/15/2003.................      492,275
   500,000   Federal Home Loan Bank,
             5.50%, 8/13/2001..................      502,600
   100,000   Federal Home Loan Mrtge. Corp.,
             6.90%, 9/10/2007..................      103,445
   350,000   Federal National Mrtge. Assoc.,
             6.05%, 7/28/2003..................      350,711
                                                 -----------
             Total U.S. Government Agency......    1,449,031
                                                 ------------
MORTGAGE RELATED SECURITIES (10.57%):
Collateralized Mortgage Obligations (0.53%)
    38,458   Federal National Mrtge. Assoc.,
             1992-34 Class E, 7.00%,
             7/25/2020.........................       38,645
   240,203   Federal National Mrtge. Assoc.,
             1992-46 Class J, 5.00%,
             1/25/2007.........................      235,899

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MORTGAGE RELATED SECURITIES (CONTINUED):
$   71,062   Government National Mrtge. Assoc.,
             1994-6 Class G, 7.99%,
             12/16/2019........................  $    71,736
   144,017   Salomon Bros. Mortgage Sec. VII,
             1995-1 Class PO 10.54%***,
             2/25/2025.........................      103,872
                                                 -----------
                                                     450,152
                                                 ------------
Federal Home Loan Mortgage Corp. Mortgage-
Backed Pools (1.98%)
   487,626   #C00592, 7.00%, 3/1/2028..........      494,653
    19,320   #A00851, 8.50%, 12/1/2019.........       20,203
   585,963   #17281, 6.50%, 11/1/2028..........      583,437
   593,956   #19588, 6.50%, 12/1/2028..........      591,372
                                                 -----------
                                                   1,689,665
                                                 ------------
Federal National Mortgage Assoc.
Mortgage-Backed Pools (2.56%)
   117,812   #251286, 7.00%, 11/1/2027.........      119,360
   564,240   #251697, 6.50%, 5/1/2028..........      561,357
   498,512   #252334, 6.50%, 2/1/2029..........      495,865
   598,627   #428865, 7.00%, 6/1/2028..........      606,643
   399,609   #430203, 7.00%, 6/1/2028..........      404,944
                                                 -----------
                                                   2,188,169
                                                 ------------
Government National Mortgage Assoc. Mortgage-
Backed Pools (4.86%)
   575,812   #462556, 6.50%, 2/15/2028.........      573,008
   480,379   #780584, 7.00%, 6/15/2027.........      487,734
   420,430   7.50%, 10/15/2027.................      432,408
    67,166   #305975, 9.00%, 7/15/2021.........       71,296
    27,316   #318184, 8.50%, 11/15/2021........       28,703
    65,228   #359600, 7.50%, 7/15/2023.........       67,044
   175,186   #376218, 7.50%, 8/15/2025.........      180,163
    67,605   #385300, 8.00%, 10/15/2024........       70,240
    46,484   #410049, 8.00%, 7/15/2025.........       48,284
   127,113   #412334, 7.00%, 10/15/2027........      129,020
   496,851   #486760, 6.50%, 12/15/2028........      494,377
   272,678   #780075, 8.00%, 3/15/2025.........      283,433

-------------------
*** Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of principal only is sensitive to the rate of principal payments on the underlying mortgages. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The interest rate disclosed represents the current yield at date of purchase.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
BALANCED FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
MORTGAGE RELATED SECURITIES (CONTINUED):
$  191,755   #780619, 7.00%, 8/15/2012.........  $   196,846
   587,398   #469699, 7.00%, 11/15/2028........      596,185
   482,729   #486467, 7.00%, 8/15/2028.........      489,941
                                                 -----------
                                                   4,148,682
                                                 ------------
                Asset Backed Securities (0.64%)
   298,842   Green Tree Recreational Equipment,
             6.55%, 7/15/2028..................      300,991
   250,000   Olympic Auto Trust,
             6.00%, 6/15/2002..................      250,655
                                                 -----------
                                                     551,646
                                                 ------------
             Total Mortgage-Related
             Securities........................    9,028,314
                                                 ------------
          U.S. TAXABLE MUNICIPAL BONDS (1.75%):
   205,000   Berry Creek, CO, 6.65%,
             12/1/2001.........................      208,944
   195,000   Fulton, MO Golf Course,
             7.60%, 7/1/2011...................      212,258
   179,931   Mille Lacs Band Of Ojibwe Indians,
             8.00%, 6/1/2004...................      180,782
   200,000   New Orleans, LA Hsg. Dev.,
             8.00%, 12/1/2003..................      202,400
    60,000   Northwest Nazarene College, ID,
             6.75%, 11/1/1999..................       60,441
    54,981   Oregon D.O.T., 9.00%, 6/15/2000...       55,859
   250,000   Portland, OR Multifamily Hsg.,
             7.625%, 12/1/2001.................      248,300
    35,000   Texas State G.O., 8.70%,
             12/1/2009.........................       38,907
   300,000   University of Southern California,
             5.87%, 1/1/2014...................      292,464
                                                 -----------
             Total U.S. Taxable Municipal
             Bonds.............................    1,500,355
                                                 ------------
                      CORPORATE BONDS (12.20%):
                                Banking (0.66%)
   500,000   BankAmerica Corp.,
             8.50%, 1/15/2007..................      564,375
                                                 ------------
                       Electric Utility (0.59%)
   500,000   Washington Water And Power,
             6.24%, 10/2/2000..................      501,875
                                                 ------------

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
CORPORATE BONDS (CONTINUED):
                     Financial Services (4.38%)
$  500,000   Bear Stearns, 6.25%, 7/15/2005....  $   490,000
   500,000   General Motors Acceptance Corp,
             7.50%, 4/11/2000..................      509,870
   210,000   Hubco, Inc, 7.75%, 1/15/2004......      221,025
 1,000,000   John Deere Cap, 5.85%,
             1/15/2001.........................    1,003,750
   250,000   Lehman Bros. MTN,
             8.05%, 1/15/2019..................      255,313
   250,000   Merrill Lynch, 6.25%,
             10/15/2008........................      248,750
   500,000   Paine Webber Group Inc,
             6.45%, 12/1/2003..................      500,000
   500,000   Salomon Smith Barney,
             6.625%, 11/15/2003................      511,250
                                                 -----------
                                                   3,739,958
                                                 ------------
                      Finance Companies (0.28%)
   250,000   Avalon Bay, 6.80%, 7/15/2006......      239,687
                                                 ------------
                      Government Agency (0.35%)
   300,000   Quebec Province, 6.185%,
             3/10/2026.........................      299,625
                                                 ------------
                            Health Care (0.52%)
   550,000   Healthsouth Corp,
             3.25%, 4/1/2003...................      448,250
                                                 ------------
          Industrial Goods and Services (3.80%)
   500,000   Burlington Resources,
             9.625%, 6/15/2000.................      523,125
   500,000   Cummins Engine, 6.75%,
             2/15/2027.........................      498,750
   500,000   Fletcher Challenge Cap Can,
             7.75%, 6/20/2006..................      498,750
   250,000   Ford Motor Company,
             7.125%, 11/15/2025................      256,875
   500,000   Ikon Office, 6.75%, 11/1/2004.....      477,500
   300,000   K Mart Corp, 7.17%, 7/24/2000.....      304,125
   400,000   Pennzoil Co., 10.625%, 6/1/2001...      401,500
   350,000   Thermo Instrument,
             4.00%, 1/15/2005..................      282,625
                                                 -----------
                                                   3,243,250
                                                 ------------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
BALANCED FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
CORPORATE BONDS (CONTINUED):
                            Real Estate (0.98%)
$  500,000   HRPT Properties Trust,
             6.875%, 8/26/2002.................  $   498,750
   350,000   Nationwide Health Properties,
             7.23%, 11/8/2006..................      343,000
                                                 -----------
                                                     841,750
                                                 ------------
                              Sovereign (0.21%)
   150,000   Nova Scotia,
             8.25%, 11/15/2019.................      176,625
                                                 ------------
                     Telecommunications (0.31%)
   250,000   AT&T Corp.,
             7.00%, 5/15/2005..................      261,563
                                                 ------------
            Transportation and Shipping (0.12%)
   100,000   ATCH Top & SF,
             7.09%, 2/15/2001..................      101,816
                                                 -----------
             Total Corporate Bonds.............   10,418,774
                                                 ------------
                        COMMON STOCKS (63.93%):
           Automotive Parts & Equipment (0.25%)
     5,000   Federal Mogul Corp. ..............      215,000
                                                 ------------
                                Banking (3.89%)
    16,584   Bank Of America...................    1,171,245
    23,400   Bank Of New York Co., Inc. .......      840,938
     6,000   Firstar Corp. ....................      537,000
    22,000   Wells Fargo Company...............      771,375
                                                 -----------
                                                   3,320,558
                                                 ------------
                              Chemicals (1.55%)
    12,400   Air Products & Chemicals..........      424,700
    19,500   Monsanto Co. .....................      895,781
                                                 -----------
                                                   1,320,481
                                                 ------------
                      Computer Hardware (5.91%)
    14,625   Cisco Systems, Inc. ..............    1,602,352
    32,100   Compaq Computer Corp. ............    1,017,169
     6,400   IBM...............................    1,134,400

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
COMMON STOCKS (CONTINUED):
     6,000   Lexmark International Group**.....  $   670,500
     5,000   Sun Microsystems, Inc.**..........      624,687
                                                 -----------
                                                   5,049,108
                                                 ------------
         Computer-Software & Peripheral (2.23%)
    21,200   Microsoft Corporation**...........    1,900,050
                                                 ------------
              Consumer Goods & Services (2.52%)
     5,000   Clorox............................      585,938
    15,000   Gillette Co. .....................      891,562
     6,900   Procter & Gamble Co. .............      675,769
                                                 -----------
                                                   2,153,269
                                                 ------------
                 Containers & Packaging (0.66%)
     9,800   Avery Dennison Corp. .............      563,500
                                                 ------------
                            Diversified (2.90%)
    25,900   Kansas City Southern Inds.........    1,476,300
    14,000   Tyco International, Ltd. .........    1,004,500
                                                 -----------
                                                   2,480,800
                                                 ------------
                Electrical & Electronic (3.54%)
     8,000   Emerson Electric Company..........      423,500
    13,400   General Electric Co. .............    1,482,375
    23,000   Solectron Corp. ..................    1,116,938
                                                 -----------
                                                   3,022,813
                                                 ------------
                          Entertainment (1.64%)
    11,400   Disney (Walt) Co. ................      354,825
    20,000   Mattel............................      497,500
    20,000   News Corp Ltd Pfd Adr.............      550,000
                                                 -----------
                                                   1,402,325
                                                 ------------
                     Financial Services (3.25%)
    19,600   Assoc. First Capital "A"..........      882,000
    10,000   Equitable Cos., Inc. .............      700,000
    10,000   Fannie Mae........................      692,500
     5,000   Morgan Stanley Dean Witter &
             Co. ..............................      499,688
                                                 -----------
                                                   2,774,188
                                                 ------------

-------------------
 ** Represents non-income producing securities.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
BALANCED FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
COMMON STOCKS (CONTINUED):
                            Food Retail (1.02%)
    17,000   Safeway, Inc.**...................  $   872,312
                                                 ------------
      Health Care Products and Services (1.83%)
    19,500   Cardinal Health, Inc. ............    1,287,000
    26,900   Healthsouth Corp.**...............      279,087
                                                 -----------
                                                   1,566,087
                                                 ------------
                       Home Furnishings (1.43%)
    25,700   Newell Rubbermaid, Inc. ..........    1,220,750
                                                 ------------
            Industrial Goods & Services (1.28%)
     8,100   United Technologies Corp. ........    1,097,044
                                                 ------------
                              Insurance (3.07%)
    20,000   Allstate Corp. ...................      741,250
     7,312   American International Group,
             Inc. .............................      882,010
    13,500   Marsh & Mclennan Co. .............    1,001,531
                                                 -----------
                                                   2,624,791
                                                 ------------
           Medical Equipment & Supplies (1.26%)
    15,000   Medtronic, Inc. ..................    1,076,250
                                                 ------------
                 Newspaper & Publishing (1.09%)
    10,600   Gannett, Inc. ....................      667,800
     4,000   Tribune Co. ......................      261,750
                                                 -----------
                                                     929,550
                                                 ------------
      Oil & Gas Exploration Products & Services
                                        (1.50%)
     8,300   Halliburton Co. ..................      319,550
     8,800   Schlumberger, Ltd. ...............      529,650
    11,000   Williams Co. .....................      434,500
                                                 -----------
                                                   1,283,700
                                                 ------------
                        Pharmaceuticals (8.45%)
    20,800   Abbott Laboratories...............      973,700
    11,600   Bristol-Myers Squibb Co...........      746,025
    12,500   Elan Corp. ADR**..................      871,875
    11,100   Lilly (Eli) & Co. ................      942,112

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
COMMON STOCKS (CONTINUED):
     9,700   Pfizer, Inc. .....................  $ 1,345,875
    12,000   Schering-Plough Corp. ............      663,750
    20,000   Warner Lambert Co. ...............    1,323,750
     8,000   Watson Pharmaceutical Inc.**......      353,000
                                                 -----------
                                                   7,220,087
                                                 ------------
          Retail -- General Merchandise (2.82%)
    17,000   Dayton Hudson Corp. ..............    1,132,625
    18,000   Kohl's Corp. .....................    1,275,750
                                                 -----------
                                                   2,408,375
                                                 ------------
             Retail -- Specialty Stores (4.18%)
    22,200   CVS Corp. ........................    1,054,500
    23,000   Lowe's Cos........................    1,391,500
    34,200   Staples, Inc. ....................    1,124,325
                                                 -----------
                                                   3,570,325
                                                 ------------
                         Semiconductors (0.70%)
     5,000   Intel Corp. ......................      595,625
                                                 ------------
                             Technology (1.03%)
    16,000   Computer Sciences Corp.**.........      883,000
                                                 ------------
                     Telecommunications (2.21%)
    10,000   Alltel............................      623,750
     8,800   Ameritech Corp. ..................      509,300
    16,000   SBC Communications, Inc. .........      754,000
                                                 -----------
                                                   1,887,050
                                                 ------------
           Telecommunications-Services and Equipment (3.72%)
    14,000   Northern Telecom Limited..........      869,750
    13,000   AT&T Corp. .......................    1,037,562
    11,800   Lucent Technologies...............    1,271,450
                                                 -----------
                                                   3,178,762
                                                 ------------
             Total Common Stocks...............   54,615,800
                                                 ------------

-------------------
 ** Represents non-income producing securities.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
BALANCED FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                 VALUE
---------               -----------                 -----
                          MUTUAL FUNDS (2.17%):
 1,851,977   Government Assets Fund T Shares,
             4.17%*............................  $ 1,851,977
                                                 ------------
             Total Investments in Securities
             (100.43%)
             (Cost $68,771,047)................  $85,793,179
             Other Assets & Liabilities
             (-0.43%)..........................     (369,063)
                                                 ------------
             NET ASSETS (100.00%)..............  $85,424,116
                                                 ===========

-------------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized Appreciation..................  $18,205,201
    Unrealized Depreciation..................  $(1,183,069)
                                               -----------
    Net Unrealized Appreciation..............  $17,022,132
                                               ===========

  * Rate shown is as of March 31, 1999.
                       See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE VINTAGE EQUITY FUND

This past fiscal year will likely be remembered as the year that dramatized the impact of the technology sector on the equity markets. Companies associated with technology initiatives were alternately the blessing or the curse of managed portfolios. Many companies that experienced dramatic increases in market valuation had little or no history of generating net earnings for shareholders. The market seemed caught up in an "internet frenzy" as the technology sector accounted for over 17 percent of the S&P 500 Index on December 31, 1998, up dramatically from 12 percent one year earlier.

The Vintage Equity Fund was well represented in the technology advance, buying relatively more mature companies like Microsoft (MFST), Lucent (LU), and Cisco Systems (CSCO). These companies offered particular value to Vintage shareholders because they dominate their respective businesses in an expanding industry. These and other companies helped the Vintage Equity Fund produce a total return after operating expenses of 15.72 percent for the period ended March 31, 1999, for Class S shares.

LOOKING FORWARD

We continue to believe strongly in the continued strength of the domestic economy. Vintage Equity Fund portfolio holdings will continue to be focused on larger capitalization companies in the growth sector of the economy. This will position the Fund to take advantage of further growth opportunities we anticipate these market-leading companies will experience.

As of March 31, 1999, the portfolio was fully invested and widely diversified with positions in some 60 different companies. As of that date, the Fund's top five holdings were: General Electric (2.70% of the portfolio's assets), Pfizer, Inc. (2.60%), Xilinx, Inc. (2.28%), American International Group (2.26%), and Bank of America (2.25%)**.

                                                VINTAGE EQUITY FUND - - S   VINTAGE EQUITY FUND - - T
                                                         SHARES                      SHARES                S&P 500 STOCK INDEX
                                                -------------------------   -------------------------      -------------------
12/15/92                                                  10000                       10000                       10000
3/31/93                                                   10245                       10245                       10521
3/31/94                                                   10291                       10291                       10675
3/31/95                                                   11911                       11911                       12333
3/31/96                                                   15481                       15481                       16288
3/31/97                                                   18322                       18322                       19513
3/31/98                                                   26666                       26679                       28920
3/31/99                                                   30856                       30914                       34258

-------------------
 * Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
** The composition of the Fund's holdings is subject to change.

The performance of the Vintage Equity Fund is measured against the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, Inc.
EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
COMMON STOCKS (99.61%):
Banking (5.95%)
    170,000   Bank Of America.................  $ 12,006,250
    220,000   Bank Of New York Co., Inc. .....     7,906,250
    140,000   Regions Financial...............     4,847,500
    200,000   Wells Fargo Company.............     7,012,500
                                                ------------
                                                  31,772,500
                                                ------------
Broadcasting (1.88%)
    150,000   Clear Channel
              Communications**................    10,059,375
                                                ------------
Business Services (1.98%)
     90,000   American Express Co. ...........    10,575,000
                                                ------------
Chemicals (3.34%)
    150,000   Avery Dennison Corp. ...........     8,625,000
    200,000   Monsanto Co. ...................     9,187,500
                                                ------------
                                                  17,812,500
                                                ------------
Computer Hardware (7.43%)
    100,000   Cisco Systems, Inc.**...........    10,956,250
    100,000   Gateway 2000, Inc.**............     6,856,250
     60,000   IBM.............................    10,635,000
     90,000   Sun Microsystems, Inc.**........    11,244,375
                                                ------------
                                                  39,691,875
                                                ------------
Computer -- Software and Peripherals (2.01%)
    120,000   Microsoft Corporation**.........    10,755,000
                                                ------------
Consumer Goods & Services (7.22%)
    160,000   Avon Products, Inc. ............     7,530,000
    100,000   Colgate Palmolive Co. ..........     9,200,000
    221,000   Conagra, Inc. ..................     5,649,313
    140,000   Gillette Co. ...................     8,321,250
     80,000   Procter & Gamble Co. ...........     7,835,000
                                                ------------
                                                  38,535,563
                                                ------------
Diversified (4.14%)
     70,000   Minnesota Mining and
              Manufacturing Co. ..............     4,952,500

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
COMMON STOCKS (CONTINUED):
    120,000   Textron, Inc. ..................  $  9,285,000
    110,000   Tyco International, Ltd. .......     7,892,500
                                                ------------
                                                  22,130,000
                                                ------------
Electrical & Electronic (3.40%)
    130,000   General Electric Co. ...........    14,381,250
     50,000   Honeywell, Inc. ................     3,790,625
                                                ------------
                                                  18,171,875
                                                ------------
Electronic Components/Instruments (1.23%)
     80,000   Koninklijke Phillips Electronics
              N.V.............................     6,595,000
                                                ------------
Entertainment (1.17%)
    200,000   Disney (Walt) Co. ..............     6,225,000
                                                ------------
Financial Services (8.23%)
     70,000   Equitable Cos., Inc. ...........     4,900,000
    130,000   Fannie Mae......................     9,002,500
    180,000   Federal Home Loan Mortgage
              Corp. ..........................    10,282,500
    110,000   Morgan Stanley Dean Witter &
              Co. ............................    10,993,125
    220,000   Paine Webber Group, Inc. .......     8,772,500
                                                ------------
                                                  43,950,625
                                                ------------
Health Care Products and Services (3.41%)
    150,000   Abbott Laboratories.............     7,021,875
    130,000   Cardinal Health, Inc. ..........     8,580,000
    250,000   Healthsouth Corp.**.............     2,593,750
                                                ------------
                                                  18,195,625
                                                ------------
Home Furnishings (1.78%)
    200,000   Newell Rubbermaid, Inc. ........     9,500,000
                                                ------------
Insurance (5.27%)
    220,000   Allstate Corp. .................     8,153,750
    100,000   American International Group,
              Inc. ...........................    12,062,500
     80,000   Lincoln National Corp. .........     7,910,000
                                                ------------
                                                  28,126,250
                                                ------------

-------------------
** Represents non-income producing securities.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
EQUITY FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
COMMON STOCKS (CONTINUED):
Medical Equipment & Supplies (2.02%)
    150,000   Medtronic, Inc. ................  $ 10,762,500
                                                ------------
Miscellaneous (1.25%)
    150,000   Waste Management, Inc. .........     6,656,250
                                                ------------
Newspaper & Publishing (1.18%)
    100,000   Gannett, Inc. ..................     6,300,000
                                                ------------
Pharmaceuticals (12.04%)
    170,000   American Home Products Corp. ...    11,092,500
     80,000   Elan Corp. ADR**................     5,580,000
    140,000   Lilly (Eli) & Co. ..............    11,882,500
    170,000   Mylan Laboratories..............     4,664,375
    100,000   Pfizer, Inc. ...................    13,875,000
    160,000   Warner Lambert Co. .............    10,590,000
    150,000   Watson Pharmaceutical Inc.**....     6,618,750
                                                ------------
                                                  64,303,125
                                                ------------
Photography (1.20%)
    100,000   Eastman Kodak Co. ..............     6,387,500
                                                ------------
Retail -- General Merchandise (4.10%)
    180,000   Dayton Hudson Corp. ............    11,992,500
    140,000   Kohl's Corp.**..................     9,922,500
                                                ------------
                                                  21,915,000
                                                ------------
Retail -- Specialty Stores (5.46%)
    200,000   CVS Corp. ......................     9,500,000
    180,000   Home Depot, Inc. ...............    11,205,000
    300,000   Walgreen Company................     8,475,000
                                                ------------
                                                  29,180,000
                                                ------------

  SHARES/
 PAR VALUE              DESCRIPTION                VALUE
 ---------              -----------                -----
COMMON STOCKS (CONTINUED):
Semiconductors (3.39%)
     50,000   Intel Corp. ....................  $  5,956,250
    300,000   Xilinx, Inc.**..................    12,168,750
                                                ------------
                                                  18,125,000
                                                ------------
Technology (4.29%)
    150,000   Motorola, Inc. .................    10,987,500
    120,000   Texas Instruments...............    11,910,000
                                                ------------
                                                  22,897,500
                                                ------------
Telecommunications -- Services and Equipment
  (6.24%)
    150,000   AT&T Corp. .....................    11,971,875
    100,000   Lucent Technologies.............    10,775,000
    170,000   Northern Telecom Limited........    10,561,250
                                                ------------
                                                  33,308,125
                                                ------------
              Total Common Stocks.............   531,931,188
                                                ------------
MUTUAL FUNDS (0.27%):
  1,415,253   Government Assets Fund T Shares,
              4.76%*..........................     1,415,253
                                                ------------
              Total Investments in Securities
              (99.88%)
              (Cost -- $322,264,242)..........  $533,346,441
              Other Assets & Liabilities
              (0.12%).........................       664,289
                                                ------------
              NET ASSETS (100.00%)............  $534,010,730
                                                ============

---------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized Appreciation...............    $216,101,051
    Unrealized Depreciation...............    $ (5,018,852)
                                              ------------
    Net Unrealized Appreciation...........    $211,082,199
                                              ============

  * Rate shown is as of March 31, 1999.
 ** Represents non-income producing securities.
                       See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

THE VINTAGE AGGRESSIVE GROWTH FUND*

The Vintage Aggressive Growth Fund focuses on a broad range of available growth companies in the medium to larger capitalization sectors. Historically, smaller to medium size companies have acted as an excellent asset allocation complement to the largest capitalization companies. For the past several years, smaller to medium size companies have lagged overall market indices performance as investors have concentrated their holdings in the largest, most powerful market-share entities. The Vintage Aggressive Growth Fund's performance has reflected this overall market posture, providing solid returns compared to other funds with similar investment objectives.

For the year ended March 31, 1999, the Fund produced a total return after operating expenses of 9.85 percent**.
LOOKING FORWARD

We expect that manager sentiment will likely continue to favor the largest, most-liquid market names. Foreign economic troubles worried the markets in past quarters, but as these troubles are resolved, the types of companies favored by the markets may evolve. The ability to identify fundamentally sound, mid-cap companies with a strong story to tell will be key to success in the coming months.

As of March 31, 1999, the Fund's top five holdings were: Cisco Systems (3.27% of the portfolio's assets), Pfizer, Inc. (2.97%), Microsoft (2.95%), Kansas City Southern (2.81%) and Lowe's (2.59%)***.

                                         VINTAGE AGGRESSIVE                             NASDAQ COMPOSITE        S&P MIDCAP 400
                                            GROWTH FUND        S&P 500 STOCK INDEX           INDEX               STOCK INDEX
                                         ------------------    -------------------      ----------------        --------------
9/29/95                                        10000                  10000                  10000                  10000
3/31/96                                        10910                  11182                  10744                  10855
9/30/96                                        11913                  12042                  11983                  11496
3/31/97                                        11934                  13396                  11943                  12011
9/30/97                                        15996                  16910                  16521                  15989
3/31/98                                        17522                  19821                  18032                  17895
9/30/98                                        15263                  18444                  16638                  14980
3/31/99                                        19248                  23483                  24177                  17975

-------------------
  * Small-cap companies typically carry additional risk since smaller companies generally have a higher risk of failure and, by definition are not as well-established as blue-chip companies. Historically, small-company stocks have experienced a greater degree of market volatility than stocks on average.
 ** Past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
*** The composition of the Fund's holdings is subject to change.

The performance of the Vintage Aggressive Growth Fund is measured against the S&P 500 Stock Index, the NASDAQ Composite Index and the S&P Mid Cap 400 Stock Index, which represent the performance of the stock market as a whole, small-capitalization stocks and small- to mid-sized companies respectively. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services.

VINTAGE MUTUAL FUNDS, Inc.
AGGRESSIVE GROWTH

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
COMMON STOCKS (97.38%):
Advertising (0.99%)
    15,000   Omnicom Group....................  $  1,199,062
                                                ------------
Automotive Parts & Equipment (0.71%)
    20,000   Federal Mogul Corp. .............       860,000
                                                ------------
Banking (4.62%)
    70,000   Bank Of New York Co., Inc. ......     2,515,625
    15,000   Firstar Corp. ...................     1,342,500
    50,000   Wells Fargo Company..............     1,753,125
                                                ------------
                                                   5,611,250
                                                ------------
Chemicals (2.60%)
    32,000   Air Products & Chemicals.........     1,096,000
    45,000   Monsanto Co. ....................     2,067,187
                                                ------------
                                                   3,163,187
                                                ------------
Computer Hardware (10.77%)
    36,250   Cisco Systems, Inc. .............     3,971,641
    61,000   Compaq Computer Corp. ...........     1,932,937
    25,000   Gateway 2000, Inc.**.............     1,714,063
    14,000   IBM..............................     2,481,500
    10,000   Lexmark International Group**....     1,117,500
    15,000   Sun Microsystems, Inc.**.........     1,874,062
                                                ------------
                                                  13,091,703
                                                ------------
Computer -- Software and Peripheral (5.07%)
    40,000   Microsoft Corporation**..........     3,585,000
    22,500   Network Associates Inc.**........       690,469
    20,000   Synopsys**.......................     1,075,000
    10,000   Veritas Software Corp. ..........       807,500
                                                ------------
                                                   6,157,969
                                                ------------
Consumer Goods & Services (0.64%)
     8,000   Procter & Gamble Co. ............       783,500
                                                ------------
Containers & Packaging (1.31%)
    27,800   Avery Dennison Corp. ............     1,598,500
                                                 -----------
Diversified (3.70%)
    60,000   Kansas City Southern Inds........     3,420,000
    15,000   Tyco International, Ltd. ........     1,076,250
                                                ------------
                                                   4,496,250
                                                ------------

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
COMMON STOCKS (CONTINUED):
Electrical & Electronic (1.00%)
    25,000   Solectron Corp.**................  $  1,214,062
                                                ------------
Entertainment (2.12%)
    50,000   Mattel...........................     1,243,750
    26,700   Univision Communications**.......     1,335,000
                                                ------------
                                                   2,578,750
                                                ------------
Financial Services (8.94%)
    46,000   Assoc. First Capital "A".........     2,070,000
    30,000   Equitable Cos., Inc. ............     2,100,000
    16,000   Fannie Mae.......................     1,108,000
    45,000   Household International..........     2,053,125
    58,725   MBNA Corp. ......................     1,402,059
    10,000   Morgan Stanley Dean Witter &
             Co. .............................       999,375
    40,000   Southwest Securities Group.......     1,130,000
                                                ------------
                                                  10,862,559
                                                ------------
Food -- Retail (1.48%)
    35,000   Safeway, Inc.**..................     1,795,938
                                                ------------
Food -- Wholesale Distributor (1.40%)
    36,500   U.S. Foodservice**...............     1,697,250
                                                ------------
Health Care Products and Services (4.05%)
    40,000   Cardinal Health, Inc. ...........     2,640,000
    75,000   Healthsouth Corp.**..............       778,125
    33,000   Sunrise Assisted Living,
             Inc.**...........................     1,503,563
                                                ------------
                                                   4,921,688
                                                ------------
Home Furnishings (1.95%)
    50,000   Newell Rubbermaid, Inc. .........     2,375,000
                                                ------------
Industrial Goods & Services (0.58%)
    20,000   Fastenal Co. ....................       701,250
                                                ------------
Insurance (1.19%)
    39,000   Allstate Corp. ..................     1,445,438
                                                ------------
          Medical Equipment & Supplies (2.94%)
    13,000   Bausch & Lomb, Inc. .............       845,000
    30,000   Medtronic, Inc. .................     2,152,500
    30,000   Omnicare, Inc. ..................       571,875
                                                ------------
                                                   3,569,375
                                                ------------

-------------------
** Represents non-income producing securities.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
AGGRESSIVE GROWTH (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
COMMON STOCKS (CONTINUED):
Medical Instruments (2.32%)
    40,500   Elan Corp. ADR**.................  $  2,824,875
                                                ------------
Newspaper & Publishing (1.05%)
    45,000   New York Times Co. ..............     1,282,500
                                                ------------
Oil & Gas Exploration Products & Services (3.51%)
    20,000   Enron Corp. .....................     1,285,000
    20,000   Halliburton Co. .................       770,000
     7,000   Schlumberger, Ltd. ..............       421,313
    45,300   Williams Co. ....................     1,789,350
                                                ------------
                                                   4,265,663
                                                ------------
Pharmaceuticals (7.85%)
    20,000   Lilly (Eli) & Co. ...............     1,697,500
    26,000   Pfizer, Inc. ....................     3,607,500
    24,000   Schering-Plough Corp. ...........     1,327,500
    30,000   Warner Lambert Co. ..............     1,985,625
    21,000   Watson Pharmaceutical Inc.**.....       926,625
                                                ------------
                                                   9,544,750
                                                ------------
Printing & Publishing (1.30%)
    25,000   Gannett, Inc. ...................     1,575,000
                                                ------------
Resorts and Entertainment (1.82%)
    45,500   Carnival Cruise Lines............     2,209,594
                                                ------------
Retail Stores / Catalog (2.34%)
    60,400   Men's Wearhouse, Inc. ...........     1,744,050
    30,000   Office Depot Inc.**..............     1,104,375
                                                ------------
                                                   2,848,425
                                                ------------
Retail -- General Merchandise (1.87%)
    32,100   Kohl's Corp. ....................     2,275,088
                                                ------------
Retail -- Specialty Stores (8.06%)
    42,000   CVS Corp. .......................     1,995,000
   120,000   General Nutrition Cos.**.........     1,680,000

 SHARES/
PAR VALUE               DESCRIPTION                VALUE
---------               -----------                -----
COMMON STOCKS (CONTINUED):
    52,000   Lowe's Cos.......................  $  3,146,000
    90,750   Staples, Inc. ...................     2,983,406
                                                ------------
                                                   9,804,406
                                                ------------
Semiconductors (0.98%)
    10,000   Intel Corporation................     1,191,250
                                                ------------
Technology (3.57%)
    42,700   Computer Sciences Corp. .........     2,356,506
    20,000   Texas Instruments................     1,985,000
                                                ------------
                                                   4,341,506
                                                ------------
Telecommunications Services & Equipment (6.24%)
    32,000   AT&T Corp. ......................     2,554,000
    20,648   Lucent Technologies..............     2,224,822
    10,000   MCI Worldcom, Inc.**.............       885,625
    31,000   Northern Telecom Limited.........     1,925,875
                                                ------------
                                                   7,590,322
                                                ------------
Wholesale Distribution (0.41%)
    85,000   Brightpoint, Inc.**..............       502,031
                                                ------------
             Total Common Stocks..............   118,378,141
                                                ------------
MUTUAL FUNDS (1.70%):
 2,062,439   Government Assets Fund
             T Shares, 4.76%*.................     2,062,439
                                                ------------
             Total Investments in Securities
             (99.08%)
             (Cost $92,676,608)...............  $120,440,580
             Other Assets & Liabilities
             (0.92%)..........................     1,111,450
                                                ------------
             NET ASSETS (100.00%).............  $121,552,030
                                                ============

-------------------
(a) Cost for federal income tax purposes differs from market value by net unrealized appreciation of securities as follows:

    Unrealized Appreciation..................  $32,574,141
    Unrealized Depreciation..................  $(4,810,169)
                                               -----------
    Net Unrealized Appreciation..............  $27,763,972
                                               ===========

  * Rate shown is as of March 31, 1999.
 ** Represents non-income producing securities.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999

                                                  GOVERNMENT        LIQUID        MUNICIPAL       LIMITED
                                                    ASSETS          ASSETS         ASSETS        TERM BOND        BOND
                                                     FUND            FUND           FUND           FUND           FUND
                                                 ------------    ------------    -----------    -----------    -----------
ASSETS:
Investments, at value                            $129,241,013    $122,312,847    $44,728,931    $55,843,870    $21,812,186
Repurchase agreements                              21,446,040      14,613,372             --             --             --
                                                 ------------    ------------    -----------    -----------    -----------
    Total Investments (Cost $150,687,053;
      $136,926,219; $44,728,931; $55,609,610;
      $21,663,431)                                150,687,053     136,926,219     44,728,931     55,843,870     21,812,186
Cash                                                       --              --         14,195             --             --
Interest and dividends receivable                       2,919       1,332,683        328,724        747,103        306,268
Receivable from brokers for investments sold               --              --        900,000      1,018,222             --
Receivable for capital shares issued                    3,193              --             --         17,813            431
Prepaid expenses                                           --             436             --             --             --
                                                 ------------    ------------    -----------    -----------    -----------
    Total Assets                                  150,693,165     138,259,338     45,971,850     57,627,008     22,118,885
                                                 ------------    ------------    -----------    -----------    -----------

LIABILITIES:
Dividends payable                                     546,709         488,881         94,898        256,077        114,100
Payable to brokers for investments purchased               --       1,526,128        595,000      1,295,398             --
Payable for capital shares redeemed                        --              --             --             --             --
Accrued expenses and other payables:
  Investment Advisory fees                             46,440          43,140         14,214         23,689         10,249
  Administration fees                                  27,864          25,884          4,467         12,319          4,846
  Accounting fees                                       3,981           3,698          1,220          1,421            559
  Distribution fees                                        --          86,291          2,025             --             --
  Servicing fees                                           --          66,393         10,818             --             --
  Other                                                62,047              --          1,016         32,889          5,631
                                                 ------------    ------------    -----------    -----------    -----------
    Total Liabilities                                 687,041       2,240,415        723,658      1,621,793        135,385
                                                 ------------    ------------    -----------    -----------    -----------
    Net Assets                                   $150,006,124    $136,018,923    $45,248,192    $56,005,215    $21,983,500
                                                 ============    ============    ===========    ===========    ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                 MARCH 31, 1999

                                                  GOVERNMENT        LIQUID        MUNICIPAL       LIMITED
                                                    ASSETS          ASSETS         ASSETS        TERM BOND        BOND
                                                     FUND            FUND           FUND           FUND           FUND
                                                 ------------    ------------    -----------    -----------    -----------
NET ASSETS:
Paid-in capital                                  $150,007,046    $136,018,923    $45,248,192    $56,095,638    $21,839,710
Accumulated undistributed (distributions in
  excess of) net investment income                     15,445              --             --       (156,105)            --
Net unrealized appreciation on investments                 --              --             --        234,260        148,755
Accumulated undistributed net realized gains
  (losses) on investment transactions                 (16,367)             --             --       (168,578)        (4,965)
                                                 ------------    ------------    -----------    -----------    -----------
    Net Assets                                   $150,006,124    $136,018,923    $45,248,192    $56,005,215    $21,983,500
                                                 ============    ============    ===========    ===========    ===========
Capital Shares Outstanding                                                                        5,598,261      2,224,854
                                                                                                ===========    ===========
Net asset value -- offering and redemption
  price per share                                                                               $     10.00    $      9.88
                                                                                                ===========    ===========

PRICING OF S SHARES
Net assets applicable to S Shares outstanding                    $ 77,342,646    $ 7,894,453
                                                                 ============    ===========
Shares outstanding, $.001 par value                                77,342,646      7,894,453
                                                                 ============    ===========
Net asset value -- offering and redemption
  price per share                                                $       1.00    $      1.00
                                                                 ============    ===========

PRICING OF S2 SHARES
Net assets applicable to S2 Shares outstanding                   $  8,251,867
                                                                 ============
Shares outstanding, $.001 par value                                 8,251,867
                                                                 ============
Net asset value -- offering and redemption
  price per share                                                $       1.00
                                                                 ============

PRICING OF T SHARES
Net assets applicable to T Shares outstanding    $150,006,124    $ 33,673,183    $14,949,097
                                                 ============    ============    ===========
Shares outstanding, $.001 par value               150,022,637      33,673,183     14,949,097
                                                 ============    ============    ===========
Net asset value -- offering and redemption
  price per share                                $       1.00    $       1.00    $      1.00
                                                 ============    ============    ===========

PRICING OF I SHARES
Net assets applicable to I Shares outstanding                    $ 16,751,227    $22,404,642
                                                                 ============    ===========
Shares outstanding, $.001 par value                                16,751,227     22,404,642
                                                                 ============    ===========
Net asset value -- offering and redemption
  price per share                                                $       1.00    $      1.00
                                                                 ============    ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                 MARCH 31, 1999

                                                                 MUNICIPAL                                     AGGRESSIVE
                                                   INCOME          BOND         BALANCED         EQUITY          GROWTH
                                                    FUND           FUND           FUND            FUND            FUND
                                                ------------    -----------    -----------    ------------    ------------
ASSETS:
Investments, at value                           $100,767,221    $50,505,033    $85,793,179    $533,346,441    $120,440,580
Repurchase agreements                                     --             --             --              --              --
                                                ------------    -----------    -----------    ------------    ------------
    Total Investments (Cost $100,578,833;
      $48,922,077; $68,771,047; $322,264,242;
      $92,676,608)                               100,767,221     50,505,033     85,793,179     533,346,441     120,440,580
Cash                                                      --             --             --              --              --
Interest and dividends receivable                  1,285,010        732,323        445,623         396,497          69,419
Receivable from brokers for investments sold         527,663             --             --       2,329,930       1,196,248
Receivable for capital shares issued                      --             --         83,599         208,652          58,160
Prepaid expenses                                          --             --             --              --              --
                                                ------------    -----------    -----------    ------------    ------------
    Total Assets                                 102,579,894     51,237,356     86,322,401     536,281,520     121,764,407
                                                ------------    -----------    -----------    ------------    ------------

LIABILITIES:
Dividends payable                                    530,924        177,004        294,207              --              --
Payable to brokers for investments purchased       1,599,704      1,041,112        451,199       1,525,100              --
Payable for capital shares redeemed                       --             --             10          12,724              --
Accrued expenses and other payables:
  Investment Advisory fees                            51,206         21,111         54,135         340,885          96,621
  Administration fees                                 22,190         10,978         18,767         118,174          26,444
  Accounting fees                                      2,560          1,267          2,165          13,635           3,051
  Distribution fees                                       --             --             --              --              --
  Servicing fees                                          --             --             --          53,823              --
  Other                                               32,735         35,791         77,802         206,449          86,261
                                                ------------    -----------    -----------    ------------    ------------
    Total Liabilities                              2,239,319      1,287,263        898,285       2,270,790         212,377
                                                ------------    -----------    -----------    ------------    ------------
    Net Assets                                  $100,340,575    $49,950,093    $85,424,116    $534,010,730    $121,552,030
                                                ============    ===========    ===========    ============    ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                 MARCH 31, 1999

                                                                 MUNICIPAL                                     AGGRESSIVE
                                                   INCOME          BOND         BALANCED         EQUITY          GROWTH
                                                    FUND           FUND           FUND            FUND            FUND
                                                ------------    -----------    -----------    ------------    ------------
NET ASSETS:
Paid-in capital                                 $102,293,343    $48,218,339    $66,284,693    $284,266,967    $ 87,400,988
Accumulated undistributed (distributions in
  excess of) net investment income                  (355,692)             7             --              --              --
Net unrealized appreciation on investments           188,388      1,582,956     17,022,132     211,082,199      27,763,972
Accumulated undistributed net realized gains
  (losses) on investment transactions             (1,785,464)       148,791      2,117,291      38,661,564       6,387,070
                                                ------------    -----------    -----------    ------------    ------------
    Net Assets                                  $100,340,575    $49,950,093    $85,424,116    $534,010,730    $121,552,030
                                                ============    ===========    ===========    ============    ============
Capital Shares Outstanding                        10,055,051      4,681,005      5,336,766                       6,894,244
                                                ============    ===========    ===========                    ============
Net asset value -- offering and redemption
  price per share                               $       9.98    $     10.67    $     16.01                    $      17.63
                                                ============    ===========    ===========                    ============

PRICING OF S SHARES
Net assets applicable to S Shares outstanding                                                 $253,592,295
                                                                                              ============
Shares outstanding, $.001 par value                                                             11,073,127
                                                                                              ============
Net asset value -- offering and redemption
  price per share                                                                             $      22.90
                                                                                              ============

PRICING OF T SHARES
Net assets applicable to T Shares outstanding                                                 $280,418,435
                                                                                              ============
Shares outstanding, $.001 par value                                                             12,225,294
                                                                                              ============
Net asset value--offering and redemption price
  per share                                                                                   $      22.94
                                                                                              ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1999

                                                       GOVERNMENT      LIQUID      MUNICIPAL      LIMITED
                                                         ASSETS        ASSETS        ASSETS      TERM BOND        BOND
                                                          FUND          FUND          FUND          FUND          FUND
                                                       ----------    ----------    ----------    ----------    ----------
INVESTMENT INCOME:
Interest income                                        $7,786,771    $7,152,848    $1,429,144    $3,096,038    $1,176,975
Dividend income
                                                       ----------    ----------    ----------    ----------    ----------
    Total Income                                       7,786,771      7,152,848    1,429,144     3,096,038      1,176,975
                                                       ----------    ----------    ----------    ----------    ----------

EXPENSES: (NOTE 5)
Investment advisory fees                                 596,911        463,497      141,640       308,131         99,692
Administration fees                                      313,378        224,371       67,037       135,576         47,127
Distribution and shareholder service fees S Shares            --        515,402       29,315            --             --
Distribution and shareholder service fees S2 Shares           --         34,488           --            --             --
Distribution and shareholder service fees T Shares            --         42,223       19,087            --             --
Custody fees                                              16,491         73,669       39,971         7,770         11,066
Accounting fees                                           44,768         39,728       12,140        14,796          4,997
Legal fees                                                 3,999          5,261        1,328         1,444            356
Audit fees                                                21,913         14,430        7,365         6,706          1,477
Directors' fees                                           14,718          9,979        4,038         5,114          1,272
Transfer agent fees                                       77,493         49,212       27,056        32,103          8,013
Registration and filing fees                              13,805         10,043        6,789        12,841          4,783
Printing fees                                             23,128         14,851        6,495         7,694          2,017
Other                                                     14,458          4,255        5,005        15,299          5,741
                                                       ----------    ----------    ----------    ----------    ----------
    Total Expenses                                     1,141,062      1,501,409      367,266       547,474        186,541
Less: Expenses voluntarily reduced/waived                (52,738)            --      (28,504)           --             --
                                                       ----------    ----------    ----------    ----------    ----------
    Net Expenses                                       1,088,324      1,501,409      338,762       547,474        186,541
                                                       ----------    ----------    ----------    ----------    ----------
Net Investment Income (Loss)                           6,698,447      5,651,439    1,090,382     2,548,564        990,434
                                                       ----------    ----------    ----------    ----------    ----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions               --             --           --        41,156          9,339
Net change in unrealized appreciation (depreciation)
  from investments                                            --             --           --       (40,683)       (26,406)
                                                       ----------    ----------    ----------    ----------    ----------
Net realized and unrealized gains (losses) from
  investments                                                 --             --           --           473        (17,067)
                                                       ----------    ----------    ----------    ----------    ----------
Change in net assets resulting from operations         $6,698,447    $5,651,439    $1,090,382    $2,549,037    $  973,367
                                                       ==========    ==========    ==========    ==========    ==========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                       FOR THE YEAR ENDED MARCH 31, 1999

                                                                    MUNICIPAL                                  AGGRESSIVE
                                                        INCOME         BOND        BALANCED       EQUITY         GROWTH
                                                         FUND          FUND          FUND          FUND           FUND
                                                        ------      ---------      --------       ------       ----------
INVESTMENT INCOME:
Interest income                                       $6,190,384    $2,371,167    $1,599,357    $   214,449    $    98,444
Dividend income
                                                                                     399,296      4,894,716        687,617
                                                      ----------    ----------    ----------    -----------    -----------
    Total Income                                       6,190,384     2,371,167     1,998,653      5,109,165        786,061
                                                      ----------    ----------    ----------    -----------    -----------

EXPENSES: (NOTE 5)
Investment advisory fees                                 569,326       298,192       518,744      3,608,411      1,019,527
Administration fees                                      246,708       131,046       179,832      1,250,920        279,029
Distribution and shareholder service fees S Shares            --            --            --        531,412             --
Distribution and shareholder service fees S2 Shares           --            --            --             --             --
Distribution and shareholder service fees T Shares            --            --            --             --             --
Custody fees                                               9,100         6,672        14,191         26,458         12,363
Accounting fees                                           27,745        14,017        19,790        143,827         31,256
Legal fees                                                 2,530         1,455         2,367         13,702          3,586
Audit fees                                                13,745         7,433        11,993         67,579         17,753
Directors' fees                                            8,962         5,123         8,256         47,127         12,404
Transfer agent fees                                       28,589        26,460        79,030        214,668         95,538
Registration and filing fees                              13,330        12,379        19,132         45,819         22,555
Printing fees                                             13,796         7,941        12,521         70,688         18,511
Other                                                     24,684        15,357        18,730         36,868         10,888
                                                      ----------    ----------    ----------    -----------    -----------
    Total Expenses                                       958,515       526,075       884,586      6,057,479      1,523,410
Less: Expenses voluntarily reduced/waived                     --       (51,228)           --             --             --
                                                      ----------    ----------    ----------    -----------    -----------
    Net Expenses                                         958,515       474,847       884,586      6,057,479      1,523,410
                                                      ----------    ----------    ----------    -----------    -----------
Net Investment Income (Loss)                           5,231,869     1,896,320     1,114,067       (948,314)      (737,349)
                                                      ----------    ----------    ----------    -----------    -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions          646,775       219,081     3,463,631     56,474,170     11,696,663
Net change in unrealized appreciation (depreciation)
  from investments                                    (1,201,868)      177,852     4,347,436     17,129,688         (9,473)
                                                      ----------    ----------    ----------    -----------    -----------
Net realized and unrealized gains (losses) from
  investments                                           (555,093)      396,933     7,811,067     73,603,858     11,687,190
                                                      ----------    ----------    ----------    -----------    -----------
Change in net assets resulting from operations        $4,676,776    $2,293,253    $8,925,134    $72,655,544    $10,949,841
                                                      ==========    ==========    ==========    ===========    ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                        GOVERNMENT ASSETS FUND                        LIQUID ASSETS FUND
                                   --------------------------------    -------------------------------------------------
                                        YEAR              YEAR              YEAR             PERIOD            YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998    JUNE 30, 1997
                                   --------------    --------------    --------------    --------------    -------------
OPERATIONS:
  Net investment income (loss)      $ 6,698,447       $ 7,354,496       $ 5,651,439       $ 3,193,749       $ 7,630,247
  Net realized gains/(losses)
    from investment transactions             --                --                --                --                --
  Net change in unrealized
    appreciation/(depreciation)
    from investments                         --                --                --                --                --
                                    -----------       -----------       -----------       -----------       -----------
  Change in net assets resulting
    from operations                   6,698,447         7,354,496         5,651,439         3,193,749         7,630,247
                                    -----------       -----------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Capital Shares                           --                --                --                --                --
    S Shares                                 --                --        (3,238,515)       (2,109,726)       (7,315,154)
    S2 Shares                                --                --          (372,466)          (87,386)           (7,481)
    T Shares                         (6,695,405)       (7,258,184)       (1,276,647)         (800,589)         (286,410)
    I Shares                                 --                --          (763,811)         (196,048)          (21,202)
    Select                                   --                --                --                --                --
    Institutional                            --                --                --                --                --
  From net realized gains
    Capital Shares                           --                --                --                --                --
    S Shares                                 --                --                --                --                --
    T Shares                                 --                --                --                --                --
    Select                                   --                --                --                --                --
    Institutional                            --                --                --                --                --
                                    -----------       -----------       -----------       -----------       -----------
  Change in net assets from
    shareholder distributions        (6,695,405)       (7,258,184)       (5,651,439)       (3,193,749)       (7,630,247)
                                    -----------       -----------       -----------       -----------       -----------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                        GOVERNMENT ASSETS FUND                        LIQUID ASSETS FUND
                                   --------------------------------    -------------------------------------------------
                                        YEAR              YEAR              YEAR             PERIOD            YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998    JUNE 30, 1997
                                   --------------    --------------    --------------    --------------    -------------
CAPITAL SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares                            --                --                --                --               --
    S Shares                                  --                --       506,680,611       385,529,798      808,459,153
    S2 Shares                                 --                --       148,619,946        20,606,810        2,401,469
    T Shares                         588,440,372       556,870,585       193,368,939       159,478,295       72,574,682
    I Shares                                  --                --        64,949,688        22,152,126        3,414,238
    Select                                    --                --                --                --               --
    Institutional                             --                --                --                --               --
  FUND REORGANIZATIONS:
    Capital Shares                            --                --                --                --               --
    S Shares                                  --                --                --                --               --
    T Shares                                  --                --                --                --               --
    Select                                    --                --                --                --               --
    Institutional                             --                --                --                --               --
  REINVESTMENTS:
    Capital Shares                            --                --                --                --               --
    S Shares                                  --                --            23,684               436           14,510
    T Shares                           1,516,951         1,626,697           212,019             2,153               --
    I Shares                                  --                --           115,123            10,464           12,729
    Select                                    --                --                --                --               --
    Institutional                             --                --                --                --               --
  REDEMPTIONS:
    Capital Shares                            --                --                --                --               --
    S Shares                                  --                --      (498,876,025)     (376,678,219)    (927,444,118)
    S2 Shares                                 --                --      (145,821,496)      (16,926,224)        (628,638)
    T Shares                        (595,083,750)     (562,162,290)     (176,055,191)     (161,192,225)     (54,715,488)
    I Shares                                  --                --       (62,042,443)      (10,790,034)      (1,070,664)
    Select                                    --                --                --                --               --
    Institutional                             --                --                --                --               --
                                    ------------      ------------      ------------      ------------     ------------
  Change in net assets from
    capital transactions              (5,126,427)       (3,665,008)       31,174,855        22,193,380      (96,982,127)
                                    ------------      ------------      ------------      ------------     ------------
    Change in net assets              (5,123,385)       (3,568,696)       31,174,855        22,193,380      (96,982,127)

NET ASSETS:
  Beginning of period                155,129,509       158,698,205       104,844,068        82,650,688      179,632,815
                                    ------------      ------------      ------------      ------------     ------------
  End of period                     $150,006,124      $155,129,509      $136,018,923      $104,844,068     $ 82,650,688
                                    ============      ============      ============      ============     ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                        GOVERNMENT ASSETS FUND                        LIQUID ASSETS FUND
                                   --------------------------------    -------------------------------------------------
                                        YEAR              YEAR              YEAR             PERIOD            YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998    JUNE 30, 1997
                                   --------------    --------------    --------------    --------------    -------------
SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares                            --                --                --                --                --
    S Shares                                  --                --       506,680,611       385,529,798       808,459,153
    S2 Shares                                 --                --       148,619,946        20,606,810         2,401,469
    T Shares                         588,440,372       556,870,585       193,368,939       159,478,295        72,574,682
    I Shares                                  --                --        64,949,688        22,152,126         3,414,238
    Select                                    --                --                --                --                --
    Institutional                             --                --                --                --                --
  FUND REORGANIZATIONS:
    Capital Shares                            --                --                --                --                --
    S Shares                                  --                --                --                --                --
    T Shares                                  --                --                --                --                --
    Select                                    --                --                --                --                --
    Institutional                             --                --                --                --                --
  REINVESTMENTS:
    Capital Shares                            --                --                --                --                --
    S Shares                                  --                --            23,684               436            14,510
    T Shares                           1,516,951         1,626,697           212,019             2,153                --
    I Shares                                  --                --           115,123            10,464            12,729
    Select                                    --                --                --                --                --
    Institutional                             --                --                --                --                --
  REDEMPTIONS:
    Capital Shares                            --                --                --                --                --
    S Shares                                  --                --      (498,876,025)     (376,678,219)     (927,444,118)
    S2 Shares                                 --                --      (145,821,496)      (16,926,224)         (628,638)
    T Shares                        (595,083,750)     (562,162,290)     (176,055,191)     (161,192,225)      (54,715,488)
    I Shares                                  --                --       (62,042,443)      (10,790,034)       (1,070,664)
    Select                                    --                --                --                --                --
    Institutional                             --                --                --                --                --
                                   -------------     -------------     -------------     -------------     -------------
  Change in shares                    (5,126,427)       (3,665,008)       31,174,855        22,193,380       (96,982,127)
                                   =============     =============     =============     =============     =============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                                                            MUNICIPAL ASSETS FUND
                                                              -------------------------------------------------
                                                                   YEAR             PERIOD            YEAR
                                                                  ENDED             ENDED             ENDED
                                                              MARCH 31, 1999    MARCH 31, 1998    JUNE 30, 1997
                                                              --------------    --------------    -------------
OPERATIONS:
  Net investment income (loss)                                 $ 1,090,382        $ 755,733         $ 632,743
  Net realized gains/(losses) from investment transactions              --               --                --
  Net change in unrealized appreciation/(depreciation) from
    investments                                                         --               --                --
                                                               -----------        ---------         ---------
  Change in net assets resulting from operations               $ 1,090,382        $ 755,733         $ 632,743
                                                               -----------        ---------         ---------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Capital Shares                                                      --               --                --
    S Shares                                                      (176,946)        (121,938)         (248,217)
    S2 Shares                                                           --               --                --
    T Shares                                                      (338,594)        (547,759)         (384,266)
    I Shares                                                      (574,842)         (86,036)             (260)
    Select                                                              --               --                --
    Institutional                                                       --               --                --
  From net realized gains
    Capital Shares                                                      --               --                --
    S Shares                                                            --               --                --
    T Shares                                                            --               --                --
    Select                                                              --               --                --
    Institutional                                                       --               --                --
                                                               -----------        ---------         ---------
  Change in net assets from shareholder distributions           (1,090,382)        (755,733)         (632,743)
                                                               -----------        ---------         ---------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                                                            MUNICIPAL ASSETS FUND
                                                              -------------------------------------------------
                                                                   YEAR             PERIOD            YEAR
                                                                  ENDED             ENDED             ENDED
                                                              MARCH 31, 1999    MARCH 31, 1998    JUNE 30, 1997
                                                              --------------    --------------    -------------
CAPITAL SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares                                                      --                --                --
    S Shares                                                    39,656,976        21,891,470        42,791,777
    S2 Shares                                                           --                --                --
    T Shares                                                    44,999,698        70,995,535        69,522,222
    I Shares                                                    84,067,686        26,681,323           126,951
    Select                                                              --                --                --
    Institutional                                                       --                --                --
  FUND REORGANIZATIONS:
    Capital Shares                                                      --                --                --
    S Shares                                                            --                --                --
    T Shares                                                            --                --                --
    Select                                                              --                --                --
    Institutional                                                       --                --                --
  REINVESTMENTS:
    Capital Shares                                                      --                --                --
    S Shares                                                            --                --                --
    T Shares                                                         5,553                13                --
    I Shares                                                         8,549             1,122               260
    Select                                                              --                --                --
    Institutional                                                       --                --                --
  REDEMPTIONS:
    Capital Shares                                                      --                --                --
    S Shares                                                   (38,864,113)      (19,453,574)      (48,273,846)
    S2 Shares                                                           --                --                --
    T Shares                                                   (42,060,727)      (84,027,361)      (44,485,836)
    I Shares                                                   (81,681,844)       (6,679,405)         (120,000)
    Select                                                              --                --                --
    Institutional                                                       --                --                --
                                                               -----------       -----------       -----------
  Change in net assets from capital transactions                 6,131,778         9,409,123        19,561,528
                                                               -----------       -----------       -----------
    Change in net assets                                         6,131,778         9,409,123        19,561,528

NET ASSETS:
  Beginning of period                                           39,116,414        29,707,291        10,145,763
                                                               -----------       -----------       -----------
  End of period                                                $45,248,192       $39,116,414       $29,707,291
                                                               ===========       ===========       ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                                                            MUNICIPAL ASSETS FUND
                                                              -------------------------------------------------
                                                                   YEAR             PERIOD            YEAR
                                                                  ENDED             ENDED             ENDED
                                                              MARCH 31, 1999    MARCH 31, 1998    JUNE 30, 1997
                                                              --------------    --------------    -------------
SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares                                                       --                --                --
    S Shares                                                     39,656,976        21,891,470        42,791,777
    S2 Shares                                                            --                --                --
    T Shares                                                     44,999,698        70,995,535        69,522,222
    I Shares                                                     84,067,686        26,681,323           126,951
    Select                                                               --                --                --
    Institutional                                                        --                --                --
  FUND REORGANIZATIONS:
    Capital Shares                                                       --                --                --
    S Shares                                                             --                --                --
    T Shares                                                             --                --                --
    Select                                                               --                --                --
    Institutional                                                        --                --                --
  REINVESTMENTS:
    Capital Shares                                                       --                --                --
    S Shares                                                             --                --                --
    T Shares                                                          5,553                13                --
    I Shares                                                          8,549             1,122               260
    Select                                                               --                --                --
    Institutional                                                        --                --                --
  REDEMPTIONS:
    Capital Shares                                                       --                --                --
    S Shares                                                    (38,864,113)      (19,453,574)      (48,273,846)
    S2 Shares                                                            --                --                --
    T Shares                                                    (42,060,727)      (84,027,361)      (44,485,836)
    I Shares                                                    (81,681,844)       (6,679,405)         (120,000)
    Select                                                               --                --                --
    Institutional                                                        --                --                --
                                                              -------------     -------------     -------------
  Change in shares                                                6,131,778         9,409,123        19,561,528
                                                              =============     =============     =============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                        LIMITED TERM BOND FUND                             BOND FUND
                                   --------------------------------    --------------------------------------------------
                                        YEAR              YEAR              YEAR              YEAR              YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998    APRIL 30, 1997
                                   --------------    --------------    --------------    --------------    --------------
OPERATIONS:
  Net investment income (loss)      $ 2,548,564       $ 1,858,371       $   990,434       $   451,712       $   499,347
  Net realized gains/(losses)
    from investment transactions         41,156           366,075             9,339           121,574              (992)
  Net change in unrealized
    appreciation/(depreciation)
    from investments                    (40,683)        1,062,800           (26,406)          114,558            40,539
                                    -----------       -----------       -----------       -----------       -----------
  Change in net assets resulting
    from operations                   2,549,037         3,287,246           973,367           687,844           538,894
                                    -----------       -----------       -----------       -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Capital Shares                   (2,542,863)       (2,051,808)*        (997,929)         (122,963)               --
    S Shares                                 --                --                --                --                --
    S2 Shares                                --                --                --                --                --
    T Shares                                 --                --                --                --                --
    I Shares                                 --                --                --                --                --
    Select                                   --                --                --          (187,461)         (225,559)
    Institutional                            --                --                --          (201,889)         (272,474)
  From net realized gains Capital
    Shares                                   --                --           (45,854)               --                --
    S Shares                                 --                --                --                --                --
    T Shares                                 --                --                --                --                --
    Select                                   --                --                --           (50,069)           (3,670)
    Institutional                            --                --                --           (38,735)           (3,820)
                                    -----------       -----------       -----------       -----------       -----------
  Change in net assets from
    shareholder distributions        (2,542,863)       (2,051,808)       (1,043,783)         (601,117)         (505,523)
                                    -----------       -----------       -----------       -----------       -----------

-------------------
* Includes $161,806 of distribution in excess of net investment income for the Limited Term Bond Fund for the year ended March 31, 1998.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                        LIMITED TERM BOND FUND                             BOND FUND
                                   --------------------------------    --------------------------------------------------
                                        YEAR              YEAR              YEAR              YEAR              YEAR
                                       ENDED             ENDED             ENDED             ENDED             ENDED
                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998    APRIL 30, 1997
                                   --------------    --------------    --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares                   33,194,746         9,490,890        18,750,018                --                --
    S Shares                                 --                --                --                --                --
    S2 Shares                                --                --                --                --                --
    T Shares                                 --                --                --                --                --
    I Shares                                 --                --                --                --                --
    Select                                   --                --                --           652,405           527,650
    Institutional                            --                --                --           429,371           284,210
  FUND REORGANIZATIONS:
    Capital Shares                           --                --                --        15,517,298                --
    S Shares                                 --                --                --                --                --
    T Shares                                 --                --                --                --                --
    Select                                   --                --                --        (3,115,585)               --
    Institutional                            --                --                --        (1,970,210)               --
  REINVESTMENTS:
    Capital Shares                    1,840,120         1,509,814           648,234                --                --
    S Shares                                 --                --                --                --                --
    T Shares                                 --                --                --                --                --
    I Shares                                 --                --                --                --                --
    Select                                   --                --                --           217,433           223,068
    Institutional                            --                --                --           223,835           235,744
  REDEMPTIONS:
    Capital Shares                  (16,812,474)      (13,294,302)       (4,557,532)               --                --
    S Shares                                 --                --                --                --                --
    S2 Shares                                --                --                --                --                --
    T Shares                                 --                --                --                --                --
    I Shares                                 --                --                --                --                --
    Select                                   --                --                --        (9,246,996)       (1,217,163)
    Institutional                            --                --                --        (3,141,350)         (531,184)
                                    -----------       -----------       -----------       -----------       -----------
  Change in net assets from
    capital transactions             18,222,392        (2,293,598)       14,840,720          (433,799)         (477,675)
                                    -----------       -----------       -----------       -----------       -----------
    Change in net assets             18,228,566        (1,058,160)       14,770,304          (347,072)         (444,304)

NET ASSETS:
  Beginning of period                37,776,649        38,834,809         7,213,196         7,560,268         8,004,572
                                    -----------       -----------       -----------       -----------       -----------
  End of period                     $56,005,215       $37,776,649       $21,983,500       $ 7,213,196       $ 7,560,268
                                    ===========       ===========       ===========       ===========       ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                           LIMITED TERM BOND FUND                           BOND FUND
                                       -------------------------------   ------------------------------------------------
                                            YEAR             YEAR             YEAR             YEAR             YEAR
                                           ENDED            ENDED            ENDED            ENDED            ENDED
                                       MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998   APRIL 30, 1997
                                       --------------   --------------   --------------   --------------   --------------
SHARE TRANSACTIONS:
  Issued:
    Capital Shares                        3,300,867         1,000,073       1,883,976               --               --
    S Shares                                     --                --              --               --               --
    S2 Shares                                    --                --              --               --               --
    T Shares                                     --                --              --               --               --
    I Shares                                     --                --              --               --               --
    Select                                       --                --              --           63,707           82,098
    Institutional                                --                --              --           42,851           57,305
  FUND REORGANIZATIONS:
    Capital Shares                               --                --              --        1,548,820               --
    S Shares                                     --                --              --               --               --
    T Shares                                     --                --              --               --               --
    Select                                       --                --              --         (310,918)              --
    Institutional                                --                --              --         (196,834)              --
  REINVESTMENTS:
    Capital Shares                          182,981           104,463          65,135               --               --
    S Shares                                     --                --              --               --               --
    T Shares                                     --                --              --               --               --
    I Shares                                     --                --              --               --               --
    Select                                       --                --              --           21,694           22,804
    Institutional                                --                --              --           22,330           24,120
  REDEMPTIONS:
    Capital Shares                       (1,667,952)       (1,331,742)       (455,900)              --               --
    S Shares                                     --                --              --               --               --
    S2 Shares                                    --                --              --               --               --
    T Shares                                     --                --              --               --               --
    I Shares                                     --                --              --               --               --
    Select                                       --                --              --         (917,504)        (151,349)
    Institutional                                --                --              --         (312,140)         (83,488)
                                        -----------      ------------     -----------      -----------      -----------
  Change in shares                        1,815,896          (227,206)      1,493,211          (37,994)         (48,510)
                                        ===========      ============     ===========      ===========      ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                                             INCOME FUND                     MUNICIPAL BOND FUND
                                                   --------------------------------    --------------------------------
                                                        YEAR              YEAR              YEAR              YEAR
                                                       ENDED             ENDED             ENDED             ENDED
                                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998
                                                   --------------    --------------    --------------    --------------
OPERATIONS:
  Net investment income (loss)                      $  5,231,869      $  5,015,283      $ 1,896,320       $ 1,762,250
  Net realized gains/(losses) from investment
    transactions                                         646,775           302,739          219,081           207,244
  Net change in unrealized
    appreciation/(depreciation) from investments      (1,201,868)        3,443,587          177,852         1,583,747
                                                    ------------      ------------      -----------       -----------
  Change in net assets resulting from operations       4,676,776         8,761,609        2,293,253         3,553,241
                                                    ------------      ------------      -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Capital Shares                                    (5,331,510)**     (5,457,783)***   (1,896,049)       (1,789,100)
    S Shares                                                  --                --               --                --
    S2 Shares                                                 --                --               --                --
    T Shares                                                  --                --               --                --
    I Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
  From net realized gains
    Capital Shares                                            --                --          (70,290)          (62,080)
    S Shares                                                  --                --               --                --
    T Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
                                                    ------------      ------------      -----------       -----------
  Change in net assets from shareholder
    distributions                                     (5,331,510)       (5,457,783)      (1,966,339)       (1,851,180)
                                                    ------------      ------------      -----------       -----------

-------------------
 ** Includes $99,641 of distribution in excess of net investment income for the Income Fund for the year ended March 31, 1999.

*** Includes $256,051 of distribution in excess of net investment income for the
    Income Fund for the year ended March 31, 1998.
                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                                             INCOME FUND                     MUNICIPAL BOND FUND
                                                   --------------------------------    --------------------------------
                                                        YEAR              YEAR              YEAR              YEAR
                                                       ENDED             ENDED             ENDED             ENDED
                                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998
                                                   --------------    --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares                                    27,829,387        30,479,946       10,367,989        10,850,108
    S Shares                                                  --                --               --                --
    S2 Shares                                                 --                --               --                --
    T Shares                                                  --                --               --                --
    I Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
  FUND REORGANIZATIONS:
    Capital Shares                                            --                --               --                --
    S Shares                                                  --                --               --                --
    T Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
  REINVESTMENTS:
    Capital Shares                                       707,512           635,925          297,011           259,480
    S Shares                                                  --                --               --                --
    T Shares                                                  --                --               --                --
    I Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
  REDEMPTIONS:
    Capital Shares                                   (32,145,684)      (21,846,804)      (9,323,485)       (9,693,892)
    S Shares                                                  --                --               --                --
    S2 Shares                                                 --                --               --                --
    T Shares                                                  --                --               --                --
    I Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
                                                    ------------      ------------      -----------       -----------
  Change in net assets from capital transactions      (3,608,785)        9,269,067        1,341,515         1,415,696
                                                    ------------      ------------      -----------       -----------
    Change in net assets                              (4,263,519)       12,572,893        1,668,429         3,117,757

NET ASSETS:
  Beginning of period                                104,604,094        92,031,201       48,281,664        45,163,907
                                                    ------------      ------------      -----------       -----------
  End of period                                     $100,340,575      $104,604,094      $49,950,093       $48,281,664
                                                    ============      ============      ===========       ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                                             INCOME FUND                     MUNICIPAL BOND FUND
                                                   --------------------------------    --------------------------------
                                                        YEAR              YEAR              YEAR              YEAR
                                                       ENDED             ENDED             ENDED             ENDED
                                                   MARCH 31, 1999    MARCH 31, 1998    MARCH 31, 1999    MARCH 31, 1998
                                                   --------------    --------------    --------------    --------------
SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares                                     2,745,993         3,066,800          970,809         1,036,577
    S Shares                                                  --                --               --                --
    S2 Shares                                                 --                --               --                --
    T Shares                                                  --                --               --                --
    I Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
  FUND REORGANIZATIONS:
    Capital Shares                                            --                --               --                --
    S Shares                                                  --                --               --                --
    T Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
  REINVESTMENTS:
    Capital Shares                                        69,812            58,323           27,811            24,716
    S Shares                                                  --                --               --                --
    T Shares                                                  --                --               --                --
    I Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
  REDEMPTIONS:
    Capital Shares                                    (3,182,951)       (2,192,247)        (870,874)         (927,518)
    S Shares                                                  --                --               --                --
    S2 Shares                                                 --                --               --                --
    T Shares                                                  --                --               --                --
    I Shares                                                  --                --               --                --
    Select                                                    --                --               --                --
    Institutional                                             --                --               --                --
                                                    ------------      ------------      -----------       -----------
  Change in shares                                      (367,146)          932,876          127,746           133,775
                                                    ============      ============      ===========       ===========

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                       BALANCED FUND                      EQUITY FUND                 AGGRESSIVE GROWTH FUND
                              -------------------------------   -------------------------------   -------------------------------
                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                              MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998
                              --------------   --------------   --------------   --------------   --------------   --------------
OPERATIONS:
  Net investment income
    (loss)                     $ 1,114,067      $   712,919      $   (948,314)    $      9,451     $   (737,349)    $   (562,852)
  Net realized
    gains/(losses) from
    investment transactions      3,463,631        2,643,723        56,474,170       50,328,151       11,696,663        3,108,596
  Net change in unrealized
 appreciation/(depreciation)
    from investments             4,347,436        9,189,161        17,129,688       94,425,784           (9,473)      24,936,662
                               -----------      -----------      ------------     ------------     ------------     ------------
  Change in net assets
    resulting from
    operations                   8,925,134       12,545,803        72,655,544      144,763,386       10,949,841       27,482,406
                               -----------      -----------      ------------     ------------     ------------     ------------

DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment income
    Capital Shares              (1,108,471)        (712,919)               --               --               --              (19)
    S Shares                            --               --           (59,830)        (219,004)              --               --
    S2 Shares                           --               --                --               --               --               --
    T Shares                            --               --          (148,763)              --               --               --
    I Shares                            --               --                --               --               --               --
    Select                              --               --                --               --               --               --
    Institutional                       --               --                --               --               --               --
  From net realized gains
    Capital Shares              (2,937,377)      (1,216,595)               --               --       (6,116,966)      (2,433,893)
    S Shares                            --               --       (12,633,245)     (52,295,174)              --               --
    T Shares                            --               --       (15,888,358)              --               --               --
    Select                              --               --                --               --               --               --
    Institutional                       --               --                --               --               --               --
                               -----------      -----------      ------------     ------------     ------------     ------------
  Change in net assets from
    shareholder
    distributions               (4,045,848)      (1,929,514)      (28,730,196)     (52,514,178)      (6,116,966)      (2,433,912)
                               -----------      -----------      ------------     ------------     ------------     ------------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                   BALANCED FUND                      EQUITY FUND                 AGGRESSIVE GROWTH FUND
                          -------------------------------   -------------------------------   -------------------------------
                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                          MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998
                          --------------   --------------   --------------   --------------   --------------   --------------
CAPITAL SHARE
  TRANSACTIONS:
  ISSUED:
    Capital Shares           33,056,168       27,268,652               --      347,358,499       33,773,139       45,786,945
    S Shares                         --               --       80,875,903       13,371,077               --               --
    S2 Shares                        --               --               --               --               --               --
    T Shares                         --               --       52,395,875        7,570,830               --               --
    I Shares                         --               --               --               --               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
  FUND REORGANIZATIONS:
    Capital Shares                   --       12,170,101               --     (413,656,502)              --               --
    S Shares                         --               --               --      187,465,229               --               --
    T Shares                         --               --               --      257,760,576               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
  REINVESTMENTS:
    Capital Shares            3,863,015        1,617,767               --       31,756,386        2,843,899        1,133,752
    S Shares                         --               --       12,006,072               --               --               --
    T Shares                         --               --        6,539,800               --               --               --
    I Shares                         --               --               --               --               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
  REDEMPTIONS:
    Capital Shares          (19,777,192)     (20,282,085)              --     (338,861,274)     (21,275,145)     (20,005,297)
    S Shares                         --               --      (54,985,567)     (13,034,174)              --               --
    S2 Shares                        --               --               --               --               --               --
    T Shares                         --               --      (78,764,367)      (9,631,207)              --               --
    I Shares                         --               --               --               --               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
                           ------------     ------------     ------------    -------------     ------------     ------------
  Change in net assets
    from capital
    transactions             17,141,991       20,774,435       18,067,716       70,099,440       15,341,893       26,915,400
                           ------------     ------------     ------------    -------------     ------------     ------------
  Change in net assets       22,021,277       31,390,724       61,993,064      162,348,648       20,174,768       51,963,894

NET ASSETS:
  Beginning of period        63,402,839       32,012,115      472,017,666      309,669,018      101,377,262       49,413,368
                           ------------     ------------     ------------    -------------     ------------     ------------
  End of period            $ 85,424,116     $ 63,402,839     $534,010,730    $ 472,017,666     $121,552,030     $101,377,262
                           ============     ============     ============    =============     ============     ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.

                                   BALANCED FUND                      EQUITY FUND                 AGGRESSIVE GROWTH FUND
                          -------------------------------   -------------------------------   -------------------------------
                            YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                          MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998   MARCH 31, 1999   MARCH 31, 1998
                          --------------   --------------   --------------   --------------   --------------   --------------
SHARE TRANSACTIONS:
  ISSUED:
    Capital Shares            2,178,133        1,997,554               --       17,757,680        2,025,571        3,076,295
    S Shares                         --               --        3,783,085          367,993               --               --
    S2 Shares                        --               --               --               --               --               --
    T Shares                         --               --        2,524,695          285,915               --               --
    I Shares                         --               --               --               --               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
  FUND REORGANIZATIONS:
    Capital Shares                   --          838,161               --      (20,966,465)              --               --
    S Shares                         --               --               --        9,484,771               --               --
    T Shares                         --               --               --       13,078,523               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
  REINVESTMENTS:
    Capital Shares              254,541           73,494               --        1,696,325          170,565           72,986
    S Shares                         --               --          590,067               --               --               --
    T Shares                         --               --          320,512               --               --               --
    I Shares                         --               --               --               --               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
  REDEMPTIONS:
    Capital Shares           (1,307,414)      (1,428,642)              --      (17,162,795)      (1,269,959)      (1,334,457)
    S Shares                         --               --       (2,651,754)        (505,224)              --               --
    S2 Shares                        --               --               --               --               --               --
    T Shares                         --               --       (3,694,248)        (290,103)              --               --
    I Shares                         --               --               --               --               --               --
    Select                           --               --               --               --               --               --
    Institutional                    --               --               --               --               --               --
                          -------------    -------------    -------------    -------------    -------------     ------------
  Change in shares            1,125,260        1,480,567          872,357        3,746,620          926,177        1,814,824
                          =============    =============    =============    =============    =============     ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999

1.  ORGANIZATION:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Fund"), in February 1998. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in ten series, each series representing a diversified portfolio with distinct investment objectives and policies. The Government Assets Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal by investing exclusively in short-term U.S. Treasury bills, notes and other short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto. The investment objective of the Liquid Assets Fund is maximum current income consistent with safety of principal and maintenance of liquidity. The investment objective of the Municipal Assets Fund is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The investment objective of the Vintage Limited Term Bond Fund is to seek total return from a portfolio of limited term fixed income securities. The Vintage Limited Term Bond Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The Vintage Bond Fund's investment objective is to obtain income by investing in a portfolio of fixed income securities and, secondarily, to seek capital appreciation consistent with the preservation of capital and prudent investment risk. The Vintage Bond Fund will invest at least 65 percent of its total assets in High-Quality Fixed Income Securities at all times. The investment objective of the Vintage Income Fund is to seek current income, consistent with the preservation of capital. The Vintage Income Fund invests primarily in fixed income securities. The investment objective of the Vintage Municipal Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes. The Vintage Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities. The investment objective of the Vintage Balanced Fund is to seek long-term growth of capital and income. The Vintage Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities. The investment objective of the Vintage Equity Fund is long-term capital appreciation. The Vintage Equity Fund invests primarily in a diversified portfolio of equity securities of mainly large capitalization companies with strong earnings potential. The investment objective of the Vintage Aggressive Growth Fund is long-term capital growth. The Vintage Aggressive Growth Fund invests primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.

At the close of business on February 13, 1998, the Vintage Mutual Funds, Inc. acquired the assets and assumed the identifiable liabilities of the Liquid Assets Fund, the Municipal Assets Fund and the AMCORE Vintage Mutual Funds, consisting of seven portfolios. The net assets and number of shares

VINTAGE MUTUAL FUNDS, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

outstanding for the acquired Funds at the close of business on February 13, 1998, were as follows:

                                             NUMBER
ACQUIRED FUND                NET ASSETS     OF SHARES
-------------                ----------     ---------
Liquid Assets Fund          $100,990,658   100,990,658
Municipal Assets Fund       $ 35,574,100    35,574,100
AMCORE Vintage Mutual
  Funds U.S. Government
  Obligations Fund          $154,473,179   154,473,149
Fixed Total Return Fund     $ 39,280,349     3,923,783
Fixed Income Fund           $103,375,637    10,204,762
Intermediate Tax-Free Fund  $ 48,201,354     4,505,968
Balanced Fund               $ 54,403,937     3,746,341
Equity Fund                 $414,473,997    20,966,465
Aggressive Growth Fund      $ 92,960,320     5,840,557

In exchange for the acquired Funds, the Vintage Mutual Funds, Inc., issued the following capital stock:

                                             NUMBER
VINTAGE MUTUAL FUNDS, INC.   NET ASSETS     OF SHARES
--------------------------   ----------     ---------
Liquid Assets Fund          $100,990,658   100,990,658
Municipal Assets Fund       $ 35,574,100    35,574,100
Government Assets Fund      $154,473,179   154,473,149
Limited Term Bond Fund      $ 39,280,349     3,923,783
Income Fund                 $103,375,637    10,204,762
Municipal Bond Fund         $ 48,201,354     4,505,968
Balanced Fund               $ 54,403,937     3,746,341
Equity Fund                 $414,473,997    20,966,465
Aggressive Growth Fund      $ 92,960,320     5,840,557

At the close of business on February 18, 1998, the Vintage Mutual Funds, Inc., acquired the assets and assumed the identifiable liabilities of the Capital Value Funds, Inc., and the IMG Core Stock Fund. The net assets, including the following amounts of capital stock and unrealized appreciation that was combined with the Vintage Mutual Funds, Inc., for the acquired Fund at the close of business on February 18, 1998, were as follows:

                                             UNREALIZED
ACQUIRED FUND                 NET ASSETS    APPRECIATION
-------------                 ----------    ------------
Capital Value Funds, Inc.
Equity Portfolio              $19,047,810    $4,139,358
Total Return Portfolio        $12,170,101    $1,571,382
Fixed Income Portfolio        $10,431,503    $  152,525
IMG Core Stock Fund           $12,521,493    $2,180,745

In exchange for the acquired Funds, the Vintage Mutual Funds, Inc., issued the following capital stock:

                                   NUMBER      NAV PER
   VINTAGE MUTUAL FUNDS, INC.     OF SHARES     SHARE
   --------------------------     ---------    -------
Equity Fund                       1,596,829    $19.77
Balanced Fund                       838,161    $14.52
Bond Fund                         1,041,068    $10.02

The Government Assets Fund offers two classes of shares. T Shares are normally offered through trust organizations or others providing shareholder services such as establishing and maintaining records and accounts for their customers who invest in T Shares, assisting customers in processing purchase, exchange and redemption requests, and responding to customers' inquiries regarding their accounts. S Shares are offered directly or through other broker-dealers. S Shares accrue daily dividends in the same manner as T Shares except S Shares bear distribution and/or shareholder administrative servicing fees which T Shares do not. Differences in class level expenses may affect performance.

Liquid Assets Fund and Municipal Assets Fund offer four and three classes of shares, respectively. S Shares are offered to customers of banks. S Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts.

VINTAGE MUTUAL FUNDS, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

I Shares may be purchased by individual and institutional investors directly from the Fund's Distributor. All classes of shares accrue daily dividends in the same manner except each class bears separate distribution and/or shareholder servicing fees. Liquid Assets Fund also offers S2 Shares through financial institutions providing automatic "sweep" investment programs to their own customers.

The Vintage Equity Fund offers two classes of shares. T Shares of the Vintage Equity Fund are offered solely to fiduciary accounts of AMCORE Investment Group, N.A., over which AMCORE Investment Group, N.A., exercises investment discretion. The Vintage Equity Fund also offers S Shares which accrue daily dividends in the same manner as T Shares except each class bears separate distribution and/or shareholder administrative servicing fees.

Each class of Shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATION

Investments of the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund (collectively the "variable net asset funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Fixed income securities held in the variable net asset funds are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional sized trading units of fixed income securities without regard to sale or bid prices when such valuations are believed to more accurately reflect the fair market value of such institutional securities. Otherwise sale or bid prices are used. Fixed income securities having maturities

VINTAGE MUTUAL FUNDS, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

of 60 days or less are valued by the amortized cost method. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Fund's Board of Directors. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis. Original issue discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. An independent custodian must receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

LOAN CERTIFICATES

The Liquid Assets Fund may invest in FmHA Guaranteed Loan Certificates which represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

TRUST CERTIFICATES

The Liquid Assets Fund may invest in U. S. Government Guaranteed Student Loans (the Trust) which represent interests in student loans sold by certain Iowa banks subject to repurchase on no more than seven days' written notice. The Trust and the Trust Certificates are diversified through a limitation on certificates sold by any individual bank. Each individual bank may not sell more than five percent of the outstanding Trust Certificates.

SECURITIES PURCHASED ON A WHEN-ISSUED OF DELAYED-DELIVERY BASIS

Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when

VINTAGE MUTUAL FUNDS, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

delivery takes place. At the time a Fund makes commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund and the Vintage Municipal Bond Fund. Dividends from net investment income are declared and paid quarterly for the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

FEDERAL TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

EXPENSES

Expenses directly related to one of the Funds are charged to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

3.  CHANGE IN CERTIFYING ACCOUNTANT:

Vintage Mutual Funds, Inc., (the "Fund") terminated the service of KPMG Peat Marwick LLP as independent auditors of the Fund on June 9, 1998.

Reports issued by KPMG Peat Marwick LLP on the financial statements of the Fund have never contained an adverse opinion or a disclaimer of opinion. Reports were never qualified or modified as to uncertainty, audit scope or accounting principles. The Fund had no disagreements with KPMG Peat Marwick LLP on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure. None of the reportable events listed in Item 304(a)(1)(v) of Regulation S-K occurred with respect to the Fund preceding the termination of KPMG Peat Marwick LLP.

On June 9, 1998, the Fund's Board of Directors approved the proposal to engage McGladrey & Pullen, LLP as its independent auditors.

Preceding the engagement of McGladrey & Pullen, LLP, neither the Fund nor anyone on its behalf consulted McGladrey & Pullen, LLP regarding the application of accounting principles to a specified completed or contemplated transaction or the type of audit opinion that might be rendered on the Fund's financial statements. Also, at no time preceding the engagement of McGladrey & Pullen, LLP was written or oral advice provided to the Fund that was an important factor considered by the Fund in

VINTAGE MUTUAL FUNDS, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

reaching a decision as to any accounting, auditing or financial reporting issue.

4.  PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 1999, are as follows:

                                            PROCEEDS
                            PURCHASES      FROM SALES
                            ---------      ----------
Limited Term Bond Fund     $ 36,108,277   $ 14,177,356
Bond Fund                  $ 19,147,501   $  5,791,580
Income Fund                $ 56,271,501   $ 58,524,700
Municipal Bond Fund        $ 10,352,345   $  6,787,815
Balanced Fund              $ 49,550,388   $ 32,414,154
Equity Fund                $281,393,160   $288,375,486
Aggressive Growth Fund     $ 71,972,028   $ 65,518,703

5.  RELATED PARTY TRANSACTIONS:

Under the terms of its Investment Advisory Agreement, Investors Management Group
(IMG), a wholly owned subsidiary of AMCORE Financial, Inc., is entitled to receive fees computed daily on a percentage of the average daily net assets of each fund as follows:

Government Assets Fund                   0.40 percent
Liquid Assets Fund                       0.35 percent
Municipal Assets Fund                    0.35 percent
Vintage Limited Term Bond Fund           0.50 percent
Vintage Bond Fund                        0.55 percent
Vintage Income Fund                      0.60 percent
Vintage Municipal Bond Fund              0.50 percent
Vintage Balanced Fund                    0.75 percent
Vintage Equity Fund                      0.75 percent
Vintage Aggressive Growth Fund           0.95 percent

Beginning July 29, 1998, IMG voluntarily limited advisory fees for the Government Assets Fund to 0.35 percent. Prior to March 1, 1999, the advisory fees for the Limited Term Bond Fund and the Municipal Bond Fund were 0.60 percent. During the period ended March 1, 1999, Investors Management Group voluntarily waived advisory fees of $51,228 for the Municipal Bond Fund.

The Funds have entered into a management and administration agreement with IMG pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund and 0.26 percent of the average daily net assets for all other Vintage Mutual Funds. Prior to July 29, 1998, the administration fees were 0.06 percent for the Liquid Assets Fund and Municipal Assets Fund.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE Financial, Inc., its correspondent and affiliated banks, which agree to provide certain administerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of Shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. During the year ended March 31, 1999, AMCORE Financial, Inc. received $43,222, $19,112, and $494,515 from the Liquid Assets Fund, the Municipal Assets Fund, and the Vintage Equity Fund, respectively.

BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a

VINTAGE MUTUAL FUNDS, Inc.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999

Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE Financial, Inc., or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund and 0.25 percent on all other Classes and Funds. Currently, such fees are limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and 0.00 percent for all other Classes and Funds. However, IMG as Advisor and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

IMG also serves as the Fund's transfer agent to certain classes of the Government Assets, Liquid Assets and Municipal Assets Funds, pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. BISYS Fund Services, Inc., ("BISYS") serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services.

6.  FEDERAL INCOME TAXES:

For federal income tax purposes, the following Funds have capital loss carryforwards as of March 31, 1999, which are available to offset future capital gains, if any:

                                 AMOUNT      EXPIRES
                                 ------      -------
Government Assets Fund         $   16,000   2001-2002
Limited Term Bond Fund         $  100,000     2004
Income Fund                    $1,800,000   2002-2005

7. FEDERAL INCOME TAX INFORMATION:

For the taxable year ended March 31, 1999, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                         QUALIFIED
                                      DIVIDEND INCOME
                                      ---------------
Balanced Fund                              18.9%
Equity Fund                                90.8%
Aggressive Growth Fund                     82.6%

During the year ended March 31, 1999, the Municipal Bond Fund and Municipal Assets Fund declared $1,966,339 and $1,090,382, respectively, of tax-exempt income distributions.

VINTAGE MUTUAL FUNDS, Inc.
                              FINANCIAL HIGHLIGHTS

                                                    INVESTMENT ACTIVITIES:                       DIVIDENDS & DISTRIBUTIONS:
                                     ----------------------------------------------------   -------------------------------------
                                                                                 TOTAL                     FROM         TOTAL
                                        NAV         NET       NET REALIZED/       FROM       FROM NET      NET        DIVIDENDS
                                     BEGINNING   INVESTMENT     UNREALIZED     INVESTMENT   INVESTMENT   REALIZED        AND
                                     OF PERIOD     INCOME     GAINS/(LOSSES)   ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
GOVERNMENT ASSETS FUND "T" SHARES
  Year Ended March 31, 1999           $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Year Ended March 31, 1998           $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Year Ended March 31, 1997           $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Year Ended March 31, 1996           $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Year Ended March 31, 1995           $ 1.00        0.04           0.00           0.04        (0.04)       0.00         (0.04)
LIQUID ASSETS FUND "S" SHARES
  Year Ended March 31, 1999           $ 1.00        0.04           0.00           0.04        (0.04)       0.00         (0.04)
  Nine Months Ended March 31, 1998    $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
  Year Ended June 30, 1997            $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Year Ended June 30, 1996            $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Year Ended June 30, 1995            $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Year Ended June 30, 1994            $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
LIQUID ASSETS FUND "S2" SHARES
  Year Ended March 31, 1999           $ 1.00        0.04           0.00           0.04        (0.04)       0.00         (0.04)
  Nine Months Ended March 31, 1998    $ 1.00        0.04           0.00           0.04        (0.04)       0.00         (0.04)
  February 27, 1997 to June 30,
    1997*                             $ 1.00        0.02           0.00           0.02        (0.02)       0.00         (0.02)
LIQUID ASSETS FUND "T" SHARES
  Year Ended March 31, 1999           $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Nine Months Ended March 31, 1998    $ 1.00        0.04           0.00           0.04        (0.04)       0.00         (0.04)
  January 2, 1997 to June 30, 1997*   $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
LIQUID ASSETS FUND "I" SHARES
  Year Ended March 31, 1999           $ 1.00        0.05           0.00           0.05        (0.05)       0.00         (0.05)
  Nine Months Ended March 31, 1998    $ 1.00        0.04           0.00           0.04        (0.04)       0.00         (0.04)
  October 29, 1996 to June 30, 1997*  $ 1.00        0.04           0.00           0.04        (0.04)       0.00         (0.04)
MUNICIPAL ASSETS FUND "S" SHARES
  Year Ended March 31, 1999           $ 1.00        0.02           0.00           0.02        (0.02)       0.00         (0.02)
  Nine Months Ended March 31, 1998    $ 1.00        0.02           0.00           0.02        (0.02)       0.00         (0.02)
  Year Ended June 30, 1997            $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
  Year Ended June 30, 1996            $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
  Year Ended June 30, 1995            $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
  Year Ended June 30, 1994            $ 1.00        0.02           0.00           0.02        (0.02)       0.00         (0.02)
MUNICIPAL ASSETS FUND "T" SHARES
  Year Ended March 31, 1999           $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
  Nine Months Ended March 31, 1998    $ 1.00        0.02           0.00           0.02        (0.02)       0.00         (0.02)
  January 2, 1997 to June 30, 1997*   $ 1.00        0.02           0.00           0.02        (0.02)       0.00         (0.02)
MUNICIPAL ASSETS FUND "I" SHARES
  Year Ended March 31, 1999           $ 1.00        0.03           0.00           0.03        (0.03)       0.00         (0.03)
  Nine Months Ended March 31, 1998    $ 1.00        0.02           0.00           0.02        (0.02)       0.00         (0.02)
  March 27, 1997 to June 30, 1997*    $ 1.00        0.01           0.00           0.01        (0.01)       0.00         (0.01)
LIMITED TERM BOND FUND
  Year Ended March 31, 1999           $ 9.99        0.49           0.00           0.49        (0.48)       0.00         (0.48)
  Year Ended March 31, 1998           $ 9.69        0.46           0.35           0.81        (0.51)(c)    0.00         (0.51)
  Year Ended March 31, 1997           $ 9.89        0.50          (0.20)          0.30        (0.50)       0.00         (0.50)
  June 15, 1995 to March 31, 1996*    $10.00        0.44          (0.11)          0.33        (0.43)      (0.01)        (0.44)

------------------
  * Period from commencement of operations.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
 (a) Not Annualized.
(b) Annualized.
 (c) Includes $.04 per share and $.02 per share of distributions in excess of net investment income for the Limited Term Bond Fund and Income Fund respectively, for year ended March 31, 1998.
                       See notes to financial statements.

                                  TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA:
----------------------------------------------------------------------------------------------------------------
                                                                                      RATIO OF NET
                                      RATIO OF     RATIO OF INVEST-     RATIO OF       INVESTMENT
   NAV                NET ASSETS     EXPENSES TO     MENT INCOME        EXPENSES         INCOME
   END      TOTAL    END OF PERIOD     AVERAGE        TO AVERAGE       TO AVERAGE      TO AVERAGE      PORTFOLIO
OF PERIOD   RETURN   (000 OMITTED)   NET ASSETS      NET ASSETS**     NET ASSETS**    NET ASSETS**     TURNOVER
---------   ------   -------------   -----------   ----------------   ------------   ---------------   ---------
 $ 1.00      4.61%     $150,006         0.73%           4.49%            0.76%            4.46%
 $ 1.00      4.72%     $155,130         0.73%           4.79%            0.98%            4.54%
 $ 1.00      4.62%     $158,698         0.76%           4.53%            1.01%            4.28%
 $ 1.00      5.24%     $153,836         0.54%           5.08%            0.72%            4.90%
 $ 1.00      4.32%     $137,888         0.50%           4.26%            0.98%            3.78%
 $ 1.00      4.18%     $ 77,343         1.34%           4.08%               --               --
 $ 1.00      3.43%(a)   $ 69,514        1.20%(b)        4.57%(b)            --               --
 $ 1.00      4.46%     $ 60,663         1.20%           4.46%               --               --
 $ 1.00      4.68%     $179,633         1.20%           4.68%               --               --
 $ 1.00      4.66%     $167,085         1.20%           4.66%               --               --
 $ 1.00      2.66%     $141,018         1.18%           2.66%               --               --
 $ 1.00      4.44%     $  8,252         1.09%           4.32%               --               --
 $ 1.00      3.68%(a)   $  5,453        0.87%(b)        4.91%(b)            --               --
 $ 1.00      1.66%(a)   $  1,773        0.85%(b)        4.79%(b)         0.95%            4.69%
 $ 1.00      4.70%     $ 33,673         0.84%           4.54%               --               --
 $ 1.00      3.81%(a)   $ 16,147        0.70%(b)        5.07%(b)            --               --
 $ 1.00      2.51%(a)   $ 17,859        0.70%(b)        4.96%(b)            --               --
 $ 1.00      4.86%     $ 16,751         0.69%           4.67%               --               --
 $ 1.00      3.98%(a)   $ 13,729        0.47%(b)        5.31%(b)            --               --
 $ 1.00      3.51%(a)   $  2,356        0.45%(b)        5.19%(b)            --               --
 $ 1.00      2.47%     $  7,894         1.12%           2.41%            1.19%            2.34%
 $ 1.00      2.13%(a)   $  7,102        0.94%(b)        2.84%(b)            --               --
 $ 1.00      2.90%     $  4,664         0.93%           2.90%            1.15%            2.68%
 $ 1.00      2.64%     $ 10,146         1.48%           2.64%               --               --
 $ 1.00      2.53%     $ 16,130         1.38%           2.53%               --               --
 $ 1.00      1.53%     $ 21,355         1.35%           1.53%               --               --
 $ 1.00      2.73%     $ 14,949         0.87%           2.66%            0.94%            2.59%
 $ 1.00      2.31%(a)   $ 12,005        0.69%(b)        3.09%(b)            --               --
 $ 1.00      1.61%(a)   $ 25,036        0.66%(b)        3.17%(b)         0.90%            2.93%
 $ 1.00      2.88%     $ 22,405         0.72%           2.81%            0.79%            2.74%
 $ 1.00      2.49%(a)   $ 20,010        0.46%(b)        3.32%(b)            --               --
 $ 1.00      1.20%(a)   $      7        0.41%(b)        3.42%(b)         0.65%            3.18%
 $10.00      5.01%     $ 56,005         1.05%           4.89%               --               --          31.08%
 $ 9.99      8.51%     $ 37,777         1.35%           4.60%            1.60%            4.35%          80.26%
 $ 9.69      3.13%     $ 38,835         1.40%           5.18%            1.65%            4.93%          70.63%
 $ 9.89      3.40%(a)   $ 41,178        1.18%(b)        5.53%(b)         1.18%(b)         5.53%(b)       69.30%

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, Inc.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    INVESTMENT ACTIVITIES                         DIVIDENDS & DISTRIBUTIONS
                                     ----------------------------------------------------   -------------------------------------
                                                                                 TOTAL                     FROM         TOTAL
                                        NAV         NET       NET REALIZED/       FROM       FROM NET      NET        DIVIDENDS
                                     BEGINNING   INVESTMENT     UNREALIZED     INVESTMENT   INVESTMENT   REALIZED        AND
                                     OF PERIOD     INCOME     GAINS/LOSSES)    ACTIVITIES     INCOME      GAINS     DISTRIBUTIONS
                                     ---------   ----------   --------------   ----------   ----------   --------   -------------
BOND FUND
  Year Ended March 31, 1999           $ 9.86        0.53           0.04           0.57        (0.53)      (0.02)        (0.55)
  Eleven Months Ended March 31,
    1998                              $ 9.82        0.66           0.33           0.99        (0.66)      (0.29)        (0.95)
  Year Ended April 30, 1997           $ 9.78        0.62           0.05           0.67        (0.62)       0.00         (0.62)
  July 7, 1995 to April 30, 1996*     $10.00        0.49          (0.28)          0.21        (0.43)       0.00         (0.43)
BOND FUND -- INSTITUTIONAL SHARES
  May 1, 1997 to February 13,
    1998***                           $ 9.82        0.52           0.47           0.99        (0.63)      (0.17)        (0.80)
  Year Ended April 30, 1997           $ 9.79        0.64           0.04           0.68        (0.65)       0.00         (0.65)
  July 7, 1995 to April 30, 1996*     $10.00        0.49          (0.25)          0.24        (0.44)      (0.01)        (0.45)
INCOME FUND
  Year Ended March 31, 1999           $10.04        0.55          (0.04)          0.51        (0.57)(d)    0.00         (0.57)
  Year Ended March 31, 1998           $ 9.70        0.50           0.38           0.88        (0.54)(c)    0.00         (0.54)
  Year Ended March 31, 1997           $ 9.93        0.54          (0.24)          0.30        (0.53)       0.00         (0.53)
  Year Ended March 31, 1996           $ 9.71        0.61           0.23           0.84        (0.62)       0.00         (0.62)
  Year Ended March 31, 1995           $ 9.92        0.54          (0.22)          0.32        (0.53)       0.00         (0.53)
MUNICIPAL BOND FUND
  Year Ended March 31, 1999           $10.60        0.40           0.08           0.48        (0.40)      (0.01)        (0.41)
  Year Ended March 31, 1998           $10.22        0.40           0.40           0.80        (0.40)      (0.02)        (0.42)
  Year Ended March 31, 1997           $10.27        0.38          (0.05)          0.33        (0.38)       0.00         (0.38)
  Year Ended March 31, 1996           $ 9.97        0.43           0.30           0.73        (0.43)       0.00         (0.43)
  Year Ended March 31, 1995           $ 9.91        0.43           0.07           0.50        (0.43)      (0.01)        (0.44)
BALANCED FUND
  Year Ended March 31, 1999           $15.05        0.24           1.60           1.84        (0.24)      (0.64)        (0.88)
  Year Ended March 31, 1998           $11.72        0.21           3.67           3.88        (0.21)      (0.34)        (0.55)
  Year Ended March 31, 1997           $11.08        0.18           1.05           1.23        (0.18)      (0.41)        (0.59)
  June 1, 1995 to March 31, 1996*     $10.00        0.24           1.08           1.32        (0.24)       0.00         (0.24)
EQUITY FUND S SHARES
  Year Ended March 31, 1999           $21.04       (0.06)          3.21           3.15        (0.01)      (1.28)        (1.29)
  Year Ended March 31, 1998           $16.58        0.00           7.19           7.19        (0.01)      (2.71)        (2.72)
  Year Ended March 31, 1997           $14.48        0.05           2.60           2.65        (0.05)      (0.50)        (0.55)
  Year Ended March 31, 1996           $11.44        0.13           3.27           3.40        (0.13)      (0.23)        (0.36)
  Year Ended March 31, 1995           $10.05        0.15           1.41           1.56        (0.15)      (0.02)        (0.17)
EQUITY FUND T SHARE
  Year Ended March 31, 1999           $21.05       (0.01)          3.19           3.18        (0.01)      (1.28)        (1.29)
  February 14, 1998 to March 31,
    1998*                             $19.77        0.00           1.28           1.28         0.00        0.00          0.00
AGGRESSIVE GROWTH
  Year Ended March 31, 1999           $16.99       (0.11)          1.70           1.59         0.00       (0.95)        (0.95)
  Year Ended March 31, 1998           $11.90       (0.09)          5.61           5.52         0.00       (0.43)        (0.43)
  Year Ended March 31, 1997           $10.88       (0.06)          1.08           1.02         0.00        0.00          0.00
  Sept. 29, 1995 to March 31, 1996*   $10.00        0.00           0.90           0.90         0.00       (0.02)        (0.02)

------------------
  * Period from commencement of operations.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. *** On February 14, 1998, The Bond Fund Institutional shares merged in to Select
    Shares to create a single class Bond Fund.
 (a) Not Annualized.
(b) Annualized.
 (c) Includes $.04 per share and $.02 per share of distributions in excess of net investment income for the Limited Term Bond Fund and Income Fund respectively, for year ended March 31, 1998.
(d) Includes $.01 per share of distribution in excess of net investment income.
                       See notes to financial statements.

                                     TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA:
----------------------------------------------------------------------------------------------------------------------
                                                      RATIO OF NET                        RATIO OF NET
                       NET ASSETS      RATIO OF        INVESTMENT         RATIO OF         INVESTMENT
   NAV                   END OF        EXPENSES         INCOME TO       EXPENSES TO          INCOME
   END       TOTAL       PERIOD       TO AVERAGE         AVERAGE          AVERAGE          TO AVERAGE        PORTFOLIO
OF PERIOD   RETURN    (000 OMITTED)   NET ASSETS       NET ASSETS       NET ASSETS**      NET ASSETS**       TURNOVER
---------   -------   -------------   -----------     ------------      ------------      ------------       ---------
 $ 9.88       5.95%      $ 21,984        1.03%            5.46%               --                 --            37.28%
 $ 9.86      10.30%(a)   $  7,213        0.88%(b)         7.66%(b)            --                 --           225.79%
 $ 9.83       6.97%      $  3,201        0.83%            6.16%               --                 --            42.22%
 $ 9.78       2.10%(a)   $  3,642        0.80%(b)         6.24%(b)            --                 --            60.43%
 $10.01      10.11%      $  1,970        0.65%            6.76%               --                 --            42.22%
 $ 9.82       7.19%      $  4,360        0.63%            6.36%               --                 --            42.22%
 $ 9.79       2.27%(a)   $  4,363        0.60%(b)         6.40%(b)            --                 --            60.43%
 $ 9.98       5.13%      $100,341        1.01%            5.51%               --                 --            60.60%
 $10.04       9.31%      $104,604        1.15%            5.04%            1.40%              4.79%            52.03%
 $ 9.70       3.14%      $ 92,031        1.20%            5.52%            1.45%              5.27%            59.70%
 $ 9.93       8.74%      $ 84,752        0.97%            5.77%            0.97%              5.77%           113.25%
 $ 9.71       3.46%      $ 81,673        0.94%            5.53%            1.22%              5.26%            32.38%
 $10.67       4.64%      $ 49,950        0.94%            3.76%            1.04%              3.66%            13.87%
 $10.60       7.89%      $ 48,282        1.21%            3.76%            1.46%              3.51%            36.60%
 $10.22       3.22%      $ 45,164        1.28%            3.68%            1.53%              3.43%            21.00%
 $10.27       7.43%      $ 42,436        0.75%            4.21%            1.02%              3.94%            14.21%
 $ 9.97       5.29%      $ 30,717        0.73%            4.42%            1.30%              3.84%             5.77%
 $16.01      12.66%      $ 85,424        1.28%            1.61%               --                 --            48.38%
 $15.05      33.46%      $ 63,403        1.38%            1.58%            1.63%              1.33%           101.32%
 $11.72      11.05%      $ 32,012        1.55%            1.58%            1.80%              1.33%            38.35%
 $11.08      13.29%(a)   $ 13,516        1.32%(b)         2.66%(b)         1.32%(b)           2.66%(b)         61.72%
 $22.90      15.72%      $253,593        1.40%           (0.34%)              --                 --            59.22%
 $21.05      45.54%      $196,772        1.31%            0.08%            1.56%              0.33%            72.80%
 $16.58      18.35%      $309,669        1.33%            0.32%            1.58%              0.07%            37.08%
 $14.48      29.96%      $210,950        1.09%            0.96%            1.09%              0.96%            33.23%
 $11.44      15.74%      $149,233        1.07%            1.47%            1.35%              1.19%            20.54%
 $22.94      15.88%      $280,418        1.15%           (0.08%)              --                 --            59.22%
 $21.05       6.40%(a)   $275,245        1.19%(b)         0.63%(b)         1.44%(b)           0.38%(b)         72.80%
 $17.63       9.85%      $121,552        1.42%           (0.69%)              --                 --            61.90%
 $16.99      46.82%      $101,377        1.56%           (0.74%)           1.81%             (0.99%)           86.36%
 $11.90       9.39%      $ 49,413        1.63%           (0.64%)           1.88%             (0.89%)           45.14%
 $10.88       9.10%(a)   $ 23,319        1.57%(b)         0.08%(b)         1.57%(b)           0.08%(b)          4.31%

                       See notes to financial statements.

INDEPENDENT AUDITOR'S REPORT                          VINTAGE MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Vintage Mutual Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Vintage Mutual Funds, Inc., including the Government Assets Fund, Liquid Assets Fund, Municipal Assets Fund, Limited Term Bond Fund, Bond Fund, Income Fund, Municipal Bond Fund, Balanced Fund, Equity Fund, and Aggressive Growth Fund as of March 31, 1999, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets and financial highlights for periods ended prior to April 1, 1998 were audited by other auditors whose report thereon dated May 8, 1998 expressed an unqualified opinion with respect thereto.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds, constituting Vintage Mutual Funds, Inc. as of March 31, 1999, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.
                                                         MCGLADREY & PULLEN, LLP

Des Moines, Iowa
April 30, 1999